UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (46.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.957s, 2032			$908,180	$1,326,289
IFB Ser. 3408, Class EK, 25.146s, 2037			423,727	669,630
IFB Ser. 2979, Class AS, 23.684s, 2034			127,769	159,410
IFB Ser. 4076, Class MS, IO, 6.539s, 2040			19,438,828	3,574,162
IFB Ser. 4218, Class PS, IO, 6.089s, 2042			26,625,684	4,218,507
IFB Ser. 4143, Class DS, IO, 5.959s, 2042			44,510,592	10,653,121
Ser. 4175, Class S, IO, 5.939s, 2043			29,421,058	7,014,486
IFB Ser. 4147, Class CS, IO, 5.939s, 2042			34,103,164	7,916,026
IFB Ser. 4104, Class S, IO, 5.939s, 2042			14,546,476	3,031,474
IFB Ser. 337, Class S1, IO, 5.889s, 2044			41,868,201	10,757,053
IFB Ser. 338, Class S2, IO, 5.889s, 2044			40,980,685	10,454,173
IFB Ser. 326, Class S1, IO, 5.839s, 2044			49,511,850	12,058,611
IFB Ser. 319, Class S2, IO, 5.839s, 2043			28,232,183	6,900,228
IFB Ser. 4240, Class SA, IO, 5.839s, 2043			125,331,211	28,594,316
IFB Ser. 4245, Class AS, IO, 5.839s, 2043			53,184,363	11,984,937
IFB Ser. 317, Class S3, IO, 5.819s, 2043			60,159,211	15,239,664
IFB Ser. 325, Class S1, IO, 5.789s, 2044			49,774,885	11,812,078
IFB Ser. 326, Class S2, IO, 5.789s, 2044			115,769,175	28,405,565
IFB Ser. 310, Class S4, IO, 5.789s, 2043			17,894,979	4,445,471
IFB Ser. 311, Class S1, IO, 5.789s, 2043			22,741,348	5,063,088
IFB Ser. 308, Class S1, IO, 5.789s, 2043			42,954,800	10,692,309
IFB Ser. 269, Class S1, IO, 5.789s, 2042			45,794,210	10,608,229
IFB Ser. 327, Class S8, IO, 5.759s, 2044			16,649,226	3,904,243
IFB Ser. 315, Class S1, IO, 5.759s, 2043			36,870,886	9,220,594
IFB Ser. 314, Class AS, IO, 5.729s, 2043			60,041,578	14,528,813
Ser. 3687, Class CI, IO, 5s, 2038			16,453,551	2,554,414
Ser. 4122, Class TI, IO, 4 1/2s, 2042			21,489,433	4,183,993
Ser. 4000, Class PI, IO, 4 1/2s, 2042			29,423,399	5,363,886
Ser. 4024, Class PI, IO, 4 1/2s, 2041			37,684,180	7,100,491
Ser. 4193, Class PI, IO, 4s, 2043			80,031,089	12,990,726
Ser. 4213, Class GI, IO, 4s, 2041			44,020,837	6,704,373
Ser. 4338, Class TI, IO, 4s, 2029			82,387,143	10,782,829
Ser. 4220, Class IE, IO, 4s, 2028			18,154,677	2,233,752
Ser. 4360, Class TI, IO, 4s, 2027			59,167,467	7,384,692
Ser. 4020, Class IA, IO, 4s, 2027			34,374,163	4,687,605
Ser. 329, Class C12, IO, 3 1/2s, 2043			44,189,430	7,861,741
Ser. 303, Class C19, IO, 3 1/2s, 2043			59,246,100	12,458,803
Ser. 304, Class C22, IO, 3 1/2s, 2042			65,566,580	14,253,047
Ser. 4141, Class IM, IO, 3 1/2s, 2042			61,249,182	11,560,783
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			31,847,158	5,922,298
Ser. 4122, Class CI, IO, 3 1/2s, 2042			30,320,466	4,240,408
Ser. 4105, Class HI, IO, 3 1/2s, 2041			13,346,738	1,871,613
Ser. 4166, Class PI, IO, 3 1/2s, 2041			63,175,012	10,356,911
Ser. 4199, Class CI, IO, 3 1/2s, 2037			72,667,157	10,166,135
Ser. 4165, Class TI, IO, 3s, 2042			35,946,847	4,673,090
Ser. 4210, Class PI, IO, 3s, 2041			28,977,781	3,055,118
Ser. 4203, Class DI, IO, 3s, 2033			67,078,747	7,732,397
Ser. 304, Class C45, IO, 3s, 2027			80,304,710	9,236,881
Ser. T-56, Class A, IO, 0.524s, 2043			237,667	4,011
Ser. T-57, Class 1AX, IO, 0.39s, 2043			15,665,290	169,393
Ser. T-56, Class 2, IO, zero %, 2043(F)			265,885	10
Ser. 3314, PO, zero %, 2036			99,198	95,409
Ser. 1208, Class F, PO, zero %, 2022			53,558	49,597
FRB Ser. 3326, Class WF, zero %, 2035			51,235	40,618

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.945s, 2036			1,179,241	1,810,347
IFB Ser. 05-45, Class DA, 23.799s, 2035			2,474,919	3,836,422
IFB Ser. 05-83, Class QP, 16.953s, 2034			367,950	493,593
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			65,517	10,135
IFB Ser. 13-10, Class KS, IO, 6.031s, 2043			29,778,617	6,274,355
IFB Ser. 12-128, Class YS, IO, 6.031s, 2042			32,107,451	5,863,784
IFB Ser. 13-81, Class QS, IO, 6.031s, 2041			30,651,626	4,758,186
IFB Ser. 13-41, Class SP, IO, 6.031s, 2040			14,524,804	2,199,201
IFB Ser. 13-11, Class SC, IO, 6.031s, 2040			35,530,752	6,821,904
IFB Ser. 12-122, Class SB, IO, 5.981s, 2042			42,014,936	9,848,721
IFB Ser. 12-128, Class ST, IO, 5.981s, 2042			67,643,422	16,051,784
IFB Ser. 13-18, Class SB, IO, 5.981s, 2041			26,382,772	4,247,626
Ser. 13-11, Class SB, IO, 5.931s, 2043			31,048,502	7,451,795
IFB Ser. 13-124, Class SB, IO, 5.781s, 2043			32,742,317	8,139,884
IFB Ser. 13-92, Class SA, IO, 5.781s, 2043			35,249,942	8,759,963
IFB Ser. 411, Class S1, IO, 5.781s, 2042			41,735,458	9,483,131
IFB Ser. 13-103, Class SK, IO, 5.751s, 2043			24,315,055	6,072,636
IFB Ser. 13-128, Class CS, IO, 5.731s, 2043			48,732,940	11,769,492
IFB Ser. 13-102, Class SH, IO, 5.731s, 2043			57,613,124	14,104,845
Ser. 399, Class 2, IO, 5 1/2s, 2039			96,494	18,413
Ser. 374, Class 6, IO, 5 1/2s, 2036			3,635,114	685,583
Ser. 12-132, Class PI, IO, 5s, 2042			44,743,142	8,095,824
Ser. 10-13, Class EI, IO, 5s, 2038			611,080	8,183
Ser. 378, Class 19, IO, 5s, 2035			3,955,271	725,397
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			20,512,886	4,795,092
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			31,756,606	5,464,359
Ser. 409, Class 81, IO, 4 1/2s, 2040			30,436,392	6,048,927
Ser. 404, Class 2, IO, 4 1/2s, 2040			301,528	62,379
Ser. 366, Class 22, IO, 4 1/2s, 2035			3,226,132	228,733
Ser. 418, Class C24, IO, 4s, 2043			59,971,851	12,331,712
Ser. 13-41, Class IP, IO, 4s, 2043			44,546,031	7,785,310
Ser. 13-44, Class PI, IO, 4s, 2043			21,633,048	3,516,215
Ser. 13-60, Class IP, IO, 4s, 2042			17,537,641	3,115,650
Ser. 13-1, Class PI, IO, 4s, 2042			37,989,414	6,888,621
Ser. 12-96, Class PI, IO, 4s, 2041			7,231,426	1,163,247
Ser. 406, Class 2, IO, 4s, 2041			30,196,080	5,350,745
Ser. 406, Class 1, IO, 4s, 2041			21,182,171	3,806,436
Ser. 409, Class C16, IO, 4s, 2040			20,668,451	3,907,672
Ser. 405, Class 2, IO, 4s, 2040			331,278	64,444
Ser. 418, Class C15, IO, 3 1/2s, 2043			136,497,825	28,120,695
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			67,362,500	10,167,642
Ser. 13-70, Class CI, IO, 3 1/2s, 2043			17,639,764	2,116,772
Ser. 13-49, Class IP, IO, 3 1/2s, 2042			46,193,645	6,582,594
Ser. 13-40, Class YI, IO, 3 1/2s, 2042			40,440,913	6,036,122
Ser. 12-123, Class DI, IO, 3 1/2s, 2041			51,951,223	10,779,879
Ser. 12-151, Class PI, IO, 3s, 2043			74,554,220	9,878,434
Ser. 12-145, Class TI, IO, 3s, 2042			34,004,712	3,652,106
Ser. 13-35, Class IP, IO, 3s, 2042			21,190,018	2,325,935
Ser. 13-53, Class JI, IO, 3s, 2041			36,980,035	4,561,118
Ser. 13-30, Class IP, IO, 3s, 2041			35,698,289	3,474,871
Ser. 13-55, Class AI, IO, 3s, 2033			48,950,293	7,702,023
Ser. 03-W10, Class 1, IO, 1.021s, 2043			6,628,164	165,704
Ser. 00-T6, IO, 0.719s, 2030			7,851,666	166,848
Ser. 01-T1, Class 1, IO, 0.707s, 2040			932,049	14,083
Ser. 01-50, Class B1, IO, 0.416s, 2041			375,182	5,042
Ser. 02-W8, Class 1, IO, 0.315s, 2042			11,570,133	137,395
Ser. 99-51, Class N, PO, zero %, 2029			102,618	92,356

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.468s, 2037			19,811,955	2,270,391
IFB Ser. 11-11, Class PS, IO, 6.435s, 2040			19,181,787	2,668,359
IFB Ser. 10-15, Class SA, IO, 6.435s, 2039			13,562,030	2,236,108
IFB Ser. 11-56, Class MI, IO, 6.285s, 2041			70,183,477	14,659,223
IFB Ser. 13-113, Class SL, IO, 6.065s, 2042			35,064,045	5,421,230
IFB Ser. 13-98, Class DS, IO, 6.039s, 2042			27,042,956	4,276,167
IFB Ser. 14-131, Class AS, IO, 6.035s, 2044			55,670,295	12,864,564
IFB Ser. 14-115, Class DS, IO, 6.035s, 2044			46,968,386	10,870,833
IFB Ser. 14-122, Class QS, IO, 6.035s, 2044			68,674,004	13,815,149
Ser. 13-116, Class SA, IO, 5.989s, 2043			43,878,743	7,843,325
IFB Ser. 14-119, Class JS, IO, 5.985s, 2044			32,744,493	8,005,977
IFB Ser. 13-129, Class SN, IO, 5.985s, 2043			23,881,352	4,205,506
IFB Ser. 10-20, Class SC, IO, 5.985s, 2040			60,336,050	10,384,438
Ser. 13-182, Class LS, IO, 5.975s, 2043			36,479,425	8,624,531
IFB Ser. 13-99, Class VS, IO, 5.939s, 2043			25,258,819	4,939,867
IFB Ser. 14-25, Class HS, IO, 5.935s, 2044			29,660,234	6,847,955
IFB Ser. 12-74, Class LS, IO, 5.935s, 2042			38,583,550	8,784,703
IFB Ser. 12-77, Class MS, IO, 5.935s, 2042			23,358,887	5,990,387
IFB Ser. 11-128, Class TS, IO, 5.889s, 2041			16,765,462	2,925,573
IFB Ser. 13-99, Class AS, IO, 5.885s, 2043			13,441,454	2,809,129
IFB Ser. 11-70, Class SM, IO, 5.729s, 2041			32,221,000	5,841,023
IFB Ser. 11-70, Class SH, IO, 5.729s, 2041			33,097,000	6,216,279
Ser. 14-4, Class PI, IO, 5s, 2043			23,698,537	4,594,909
Ser. 14-25, Class MI, IO, 5s, 2043			25,568,077	5,358,302
Ser. 13-3, Class IT, IO, 5s, 2043			14,376,755	3,077,750
Ser. 13-6, Class IC, IO, 5s, 2043			12,059,978	2,424,538
Ser. 12-146, Class IO, IO, 5s, 2042			26,173,669	5,099,416
Ser. 13-6, Class CI, IO, 5s, 2042			8,988,413	1,662,227
Ser. 13-130, Class IB, IO, 5s, 2040			24,888,829	2,754,521
Ser. 13-16, Class IB, IO, 5s, 2040			31,743,511	2,481,479
Ser. 11-41, Class BI, IO, 5s, 2040			22,320,912	2,161,564
Ser. 10-35, Class UI, IO, 5s, 2040			73,900,278	15,611,434
Ser. 10-20, Class UI, IO, 5s, 2040			33,569,725	6,398,390
Ser. 10-9, Class UI, IO, 5s, 2040			186,103,653	39,514,739
Ser. 09-121, Class UI, IO, 5s, 2039			73,709,488	15,088,332
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			43,169,403	8,094,652
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			7,152,630	1,431,313
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			22,048,999	4,335,936
Ser. 13-183, Class JI, IO, 4 1/2s, 2043			43,165,942	7,114,913
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			16,785,714	1,482,682
Ser. 13-167, Class IO, IO, 4 1/2s, 2040			38,263,522	5,353,790
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			26,129,840	4,862,763
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			63,710,321	12,099,676
Ser. 10-20, Class BI, IO, 4 1/2s, 2040			44,298,701	10,671,557
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			38,741,519	7,800,600
Ser. 14-71, Class PI, IO, 4 1/2s, 2039			52,970,353	10,820,254
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			17,671,713	2,495,599
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			24,754,079	3,172,978
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			8,353,329	715,546
Ser. 14-4, Class BI, IO, 4s, 2044			24,271,523	6,246,276
Ser. 14-4, Class IC, IO, 4s, 2044			30,341,159	6,117,991
Ser. 14-163, Class PI, IO, 4s, 2043			41,596,915	7,179,627
Ser. 13-165, Class IL, IO, 4s, 2043			16,495,793	2,702,341
Ser. 13-27, Class IJ, IO, 4s, 2043			21,604,577	4,037,463
Ser. 13-24, Class PI, IO, 4s, 2042			10,116,376	1,837,943
Ser. 12-106, Class QI, IO, 4s, 2042			29,914,825	5,031,674
Ser. 12-56, Class IB, IO, 4s, 2042			13,584,470	2,638,743
Ser. 12-8, Class PI, IO, 4s, 2041			50,640,742	7,959,924
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			27,992,403	3,338,066
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			78,705,535	10,106,578
Ser. 13-49, Class OI, IO, 3 1/2s, 2043			11,881,822	2,127,678
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			23,983,218	3,276,145
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			46,641,647	6,322,742
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			44,896,579	6,123,893
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			33,458,832	4,625,349
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			56,219,282	11,221,931
Ser. 12-128, Class IA, IO, 3 1/2s, 2042			47,844,724	10,139,541
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			28,332,805	4,249,637
Ser. 14-62, Class CI, IO, 3 1/2s, 2042			51,513,263	6,681,373
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			51,752,773	7,873,149
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			23,005,623	3,607,742
Ser. 13-37, Class UI, IO, 3s, 2042			28,161,250	3,454,259
Ser. 13-41, Class MI, IO, 3s, 2041			27,004,593	3,159,267
Ser. 12-103, Class IL, IO, 3s, 2027			85,864,922	9,821,230
Ser. 06-36, Class OD, PO, zero %, 2036			26,168	23,252
Ser. 06-64, PO, zero %, 2034			72,017	71,248

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028(F)			203,843	26,501

				1,178,190,006
Commercial mortgage-backed securities (16.5%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			28,347,000	29,286,335
Ser. 06-1, Class B, 5.49s, 2045			4,164,000	4,227,243

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.369s, 2051			160,382,252	1,389,873

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class C, 5.283s, 2042			8,629,000	8,410,600
FRB Ser. 05-1, Class B, 5.283s, 2042			6,655,000	6,810,993

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			178,737	88,600

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.743s, 2038			14,155,000	14,564,377
FRB Ser. 07-PW16, Class AJ, 5.707s, 2040			12,200,000	12,536,110
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			1,580,000	1,625,425
Ser. 05-PWR7, Class D, 5.304s, 2041			4,190,000	4,137,416
Ser. 05-PWR7, Class C, 5.235s, 2041			4,945,000	4,865,928
Ser. 05-PWR7, Class B, 5.214s, 2041			7,239,000	7,306,372
Ser. 05-PWR9, Class C, 5.055s, 2042			3,745,000	3,810,538

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.435s, 2039			8,260,000	8,223,243

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.568s, 2047			19,789,000	21,213,412

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.771s, 2049			10,998,000	10,960,717
Ser. 06-C5, Class AJ, 5.482s, 2049			7,567,000	7,395,963
FRB Ser. 05-C3, Class B, 5.029s, 2043			16,007,000	15,923,924
Ser. 13-GC11, Class D, 4.458s, 2046			11,380,000	10,851,678

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.124s, 2044			8,486,000	8,401,140
Ser. 07-CD5, Class XS, IO, 0.171s, 2044			114,484,434	490,339

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.647s, 2044			3,624,000	3,858,110
FRB Ser. 12-CR1, Class D, 5.36s, 2045			8,325,000	8,572,253
FRB Ser. 13-LC13, Class D, 5.048s, 2046			6,263,000	6,252,058
FRB Ser. 14-CR18, Class D, 4.74s, 2047			11,080,000	10,605,105
FRB Ser. 13-LC6, Class D, 4.288s, 2046			2,887,000	2,741,847
Ser. 12-LC4, Class E, 4 1/4s, 2044			10,009,000	8,976,964
FRB Ser. 14-UBS6, Class D, 3.967s, 2047			11,115,000	9,480,584
FRB Ser. 13-LC13, Class E, 3.719s, 2046			11,140,000	8,543,208
FRB Ser. 07-C9, Class AJFL, 0.852s, 2049			3,720,000	3,501,487

Credit Suisse Commercial Mortgage Trust Ser. 06-C5, Class AX, IO, 0.717s, 2039			196,497,280	2,149,110

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.97s, 2041			7,060,000	7,142,320

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class F, 5.1s, 2038			4,760,000	4,593,400
Ser. 05-C3, Class B, 4.882s, 2037			13,540,000	13,500,734

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			4,894,600	2,447,300

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.419s, 2044			18,838,000	19,785,608

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 0.993s, 2020			12,386,581	189,391

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,121,100	2,384,233

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.274s, 2044			22,113,889	22,376,160

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			2,758,720	2,741,809

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			16,043,000	16,020,508

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039			9,692,700	9,675,835
Ser. 05-GG4, Class AJ, 4.782s, 2039			11,884,000	12,013,210

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			3,468,000	3,650,764
FRB Ser. 11-GC3, Class E, 5s, 2044			8,510,000	8,149,019
FRB Ser. 13-GC10, Class D, 4.414s, 2046			8,151,000	7,882,506
Ser. 05-GG4, Class XC, IO, 0.703s, 2039			239,491,674	598,729

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.087s, 2045			11,056,000	10,333,511

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 14-C25, Class D, 3.95s, 2047			13,530,000	11,747,474

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			22,242,000	23,083,637
FRB Ser. 06-LDP7, Class B, 5.865s, 2045			9,729,000	7,930,062
Ser. 06-LDP6, Class AJ, 5.565s, 2043			12,113,000	12,245,637
Ser. 06-LDP8, Class B, 5.52s, 2045			5,447,000	5,462,851
FRB Ser. 06-LDP6, Class B, 5.501s, 2043			11,811,500	11,811,500
FRB Ser. 05-LDP3, Class D, 5.193s, 2042			10,753,000	10,775,581
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			13,871,000	13,916,303
FRB Ser. 13-LC11, Class D, 4.241s, 2046			4,909,000	4,658,182

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.174s, 2051			9,324,000	8,839,618
FRB Ser. 11-C3, Class E, 5.567s, 2046			19,865,000	21,253,758
FRB Ser. 12-C6, Class E, 5.207s, 2045			19,837,000	20,282,454
FRB Ser. 12-C8, Class E, 4.666s, 2045			3,579,000	3,541,303
FRB Ser. 13-C13, Class D, 4.056s, 2046			10,272,000	9,659,033
FRB Ser. 13-C13, Class E, 3.986s, 2046			9,387,000	7,648,994
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			14,081,000	10,339,678
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			9,312,000	6,618,038
Ser. 07-CB20, Class X1, IO, 0.313s, 2051			222,885,121	1,757,226

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			3,782,718	3,971,854
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,707,155

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			9,917,000	9,927,710
Ser. 06-C6, Class E, 5.541s, 2039			9,358,000	8,975,164
Ser. 06-C6, Class D, 5.502s, 2039			3,660,000	3,570,659
Ser. 07-C1, Class AJ, 5.484s, 2040			3,228,000	3,239,750
FRB Ser. 06-C6, Class C, 5.482s, 2039			20,994,000	20,626,605
FRB Ser. 05-C2, Class D, 5.296s, 2040			4,875,000	4,905,810
FRB Ser. 06-C1, Class AJ, 5.276s, 2041			7,954,000	8,148,873

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			264,729	21

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.289s, 2051			4,285,000	4,680,034
FRB Ser. 05-CKI1, Class C, 5.288s, 2037			10,136,000	10,146,541
FRB Ser. 05-CIP1, Class C, 5.266s, 2038			5,991,000	5,704,570
FRB Ser. 05-CIP1, Class B, 5.236s, 2038			5,395,000	5,287,100
Ser. 04-KEY2, Class D, 5.046s, 2039			4,390,000	4,390,000
Ser. 05-MCP1, Class D, 5.023s, 2043			4,029,000	4,015,785

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.773s, 2037			455,731	13,581
Ser. 07-C5, Class X, IO, 5.545s, 2049			4,860,782	260,052

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			18,565,000	18,859,441
Ser. 06-4, Class AJ, 5.239s, 2049			4,325,000	4,378,198

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			9,331,000	9,079,063

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class G, 4 1/2s, 2045			4,901,000	4,358,998
FRB Ser. 13-C11, Class D, 4.417s, 2046			6,188,000	5,823,527
Ser. 13-C10, Class D, 4.083s, 2046			3,929,000	3,695,342
Ser. 13-C13, Class F, 3.707s, 2046			7,659,000	6,123,524

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558s, 2044			10,422,000	10,151,862
FRB Ser. 06-HQ8, Class D, 5.492s, 2044			8,329,000	8,159,588
Ser. 06-HQ10, Class AJ, 5.389s, 2041			10,619,000	10,677,723

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			9,071,827	8,615,424
FRB Ser. 11-C3, Class E, 5.183s, 2049			8,481,870	8,889,000

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			1,590,000	318,000

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			4,401,358	1,100,339

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			8,929,000	8,902,661
Ser. 13-C6, Class D, 4.352s, 2046			21,530,000	20,341,113
Ser. 13-C6, Class E, 3 1/2s, 2046			9,962,000	8,026,273

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.999s, 2045			26,526,000	26,720,436
FRB Ser. 06-C25, Class AJ, 5.723s, 2043			8,902,000	9,213,570
Ser. 06-C24, Class AJ, 5.658s, 2045			10,908,000	11,137,068
FRB Ser. 05-C21, Class D, 5.242s, 2044			24,100,000	24,397,442
FRB Ser. 05-C20, Class B, 5.237s, 2042			11,476,000	11,679,464
Ser. 07-C34, IO, 0.308s, 2046			62,932,924	511,645

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C11, Class G, 5.188s, 2041			5,825,000	5,824,243

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.778s, 2045			8,580,000	7,829,250
FRB Ser. 13-LC12, Class D, 4.302s, 2046			25,618,111	23,756,660
Ser. 13-LC12, Class E, 3 1/2s, 2046			7,000,000	5,442,146

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.635s, 2044			3,311,000	3,557,372
FRB Ser. 12-C6, Class E, 5s, 2045			7,840,000	7,647,136
FRB Ser. 11-C3, Class E, 5s, 2044			8,644,000	8,244,966
FRB Ser. 12-C7, Class E, 4.845s, 2045			5,526,000	5,533,493
FRB Ser. 12-C9, Class D, 4.803s, 2045			3,717,000	3,644,519
FRB Ser. 13-C18, Class D, 4.673s, 2046			27,318,000	26,485,243
FRB Ser. 13-C15, Class D, 4.483s, 2046			12,881,004	12,321,634
FRB Ser. 13-C12, Class D, 4.355s, 2048			8,173,000	7,854,335
Ser. 14-C19, Class D, 4.234s, 2047			21,285,000	19,285,147
Ser. 13-C12, Class E, 3 1/2s, 2048			15,114,000	11,840,422

				1,054,254,849
Residential mortgage-backed securities (non-agency) (11.2%)

Banc of America Funding Trust
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			10,401,166	10,193,143
FRB Ser. 14-R7, Class 3A1, 2.615s, 2036			15,895,000	16,292,375
FRB Ser. 14-R7, Class 3A2, 2.615s, 2036			4,879,406	4,111,875

Barclays Capital, LLC Trust
FRB Ser. 13-RR1, Class 9A4, 6.727s, 2036			2,377,000	2,404,336
FRB Ser. 12-RR10, Class 9A2, 2.71s, 2035			9,361,295	8,730,344
FRB Ser. 12-RR5, Class 4A8, 0.326s, 2035			20,524,000	18,492,736

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A15, 6.307s, 2036			18,715,183	17,901,073
FRB Ser. 09-RR6, Class 1A2, 2.41s, 2035			7,751,421	7,053,793
FRB Ser. 13-RR8, Class 2A2, 0.306s, 2036			11,457,888	9,882,428

BCAP LLC Trust 144A FRB Ser. 09-RR10, Class 7A2, 2.44s, 2035			7,941,178	7,385,296

Bear Stearns Alt-A Trust 144A FRB Ser. 06-7, Class 1AE4, 2.654s, 2046			10,238,558	7,320,569

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.03s, 2034			257,905	132,582

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-WFH2, Class M1, 0.57s, 2037			31,001,000	24,351,286

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-4, Class 3A2, 5.981s, 2036			9,252,508	8,188,469
FRB Ser. 13-7, Class 3A2, 2 1/2s, 2035			6,500,000	5,785,000

Countrywide Alternative Loan Trust
FRB Ser. 05-76, Class 2A1, 1.113s, 2036			9,042,850	7,989,358
FRB Ser. 05-38, Class A3, 0.52s, 2035			64,314,638	55,792,949
FRB Ser. 05-59, Class 1A1, 0.487s, 2035			40,387,158	32,713,598
FRB Ser. 05-62, Class 1A1, 0.47s, 2035			33,791,202	27,962,220
FRB Ser. 07-OA10, Class 2A1, 0.42s, 2047			10,833,098	8,937,306
FRB Ser. 06-OA3, Class 1A1, 0.37s, 2036			23,130,138	18,908,888
FRB Ser. 06-OA8, Class 1A1, 0.36s, 2046			12,019,069	9,825,589

Countrywide Home Loans FRB Ser. 06-OA5, Class 1A1, 0.37s, 2046			6,204,508	5,242,809

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 10-20R, Class 7A4, 3 1/2s, 2037			23,691,000	21,573,025
FRB Ser. 10-2R, Class 2A6, 2.569s, 2036			7,000,000	6,151,600
FRB Ser. 13-3R, Class 5A2, 2.491s, 2036			10,741,821	7,828,639
FRB Ser. 08-4R, Class 1A4, 0.57s, 2037			5,000,000	4,275,000
FRB Ser. 13-5R, Class 1A6, 0.392s, 2036			17,525,000	14,393,283

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	2,706,624	4,313,464
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	7,263,000	8,938,000

Green Tree Home Improvement Loan Trust
Ser. 95-D, Class B2, 7.45s, 2025			$17,381	17,350
Ser. 95-F, Class B2, 7.1s, 2021			23,173	23,131

Jefferies Resecuritization Trust 144A FRB Ser. 09-R3, Class 3A2, 5.028s, 2035			9,896,266	8,758,195

MortgageIT Trust
FRB Ser. 05-3, Class M1, 0.64s, 2035			5,839,815	5,197,435
FRB Ser. 05-5, Class M1, 0.62s, 2035			14,140,063	12,081,327
FRB Ser. 05-3, Class A2, 0.52s, 2035			7,202,474	6,464,221

Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.54s, 2036			8,730,000	6,896,700

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.56s, 2035			11,277,250	10,262,298

RBSSP Resecuritization Trust 144A FRB Ser. 41894, Class 17A2, 5.072s, 2035			6,750,000	6,345,000

Residential Accredit Loans, Inc.
FRB Ser. 07-QH9, Class A1, 1.406s, 2037			12,544,422	8,166,419
FRB Ser. 06-QO7, Class 2A1, 0.963s, 2046			28,239,494	19,697,047
FRB Ser. 06-QO5, Class 2A1, 0.36s, 2046			37,381,559	28,970,708
FRB Ser. 07-QO3, Class A1, 0.33s, 2047			9,665,631	8,022,474
FRB Ser. 06-QO10, Class A1, 0.33s, 2037			10,953,129	8,142,885

Residential Asset Mortgage Products FRB Ser. 05-RZ4, Class M3, 0.69s, 2035			7,175,000	5,920,810

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.183s, 2046			14,331,981	12,827,123
FRB Ser. 06-AR3, Class A1B, 1.113s, 2046			20,748,355	16,868,412
FRB Ser. 06-AR4, Class 1A1B, 1.053s, 2046			9,819,309	8,444,606
FRB Ser. 05-AR19, Class A1C3, 0.67s, 2045			16,155,179	14,256,945
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045			32,455,714	28,561,029
FRB Ser. 05-AR8, Class 2AC2, 0.63s, 2045			10,041,594	9,022,372
FRB Ser. 05-AR11, Class A1B2, 0.62s, 2045			5,834,919	5,142,314
FRB Ser. 05-AR13, Class A1B2, 0.6s, 2045			7,346,076	6,538,007
FRB Ser. 05-AR17, Class A1B2, 0.58s, 2045			2,688,197	2,328,785
FRB Ser. 05-AR15, Class A1B2, 0.58s, 2045			10,338,045	9,149,170
FRB Ser. 05-AR19, Class A1C4, 0.57s, 2045			6,045,956	5,290,212
FRB Ser. 05-AR11, Class A1B3, 0.57s, 2045			11,616,977	10,397,195
FRB Ser. 05-AR8, Class 2AC3, 0.56s, 2045			3,480,686	3,106,512
FRB Ser. 05-AR1, Class A1B, 0.56s, 2045			5,295,755	4,845,616
FRB Ser. 05-AR15, Class A1B3, 0.51s, 2045			6,421,537	5,634,899
FRB Ser. 05-AR6, Class 2A1C, 0.51s, 2045			12,874,476	11,393,911

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR2, Class 2A1, 2.612s, 2036			24,664,901	24,588,383

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.335s, 2047			19,227,455	14,228,317

				710,660,841

Total mortgage-backed securities (cost $2,849,210,230)				$2,943,105,696

CORPORATE BONDS AND NOTES (32.7%)(a)
			Principal amount	Value

Basic materials (3.1%)

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			$1,575,000	$1,705,779

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			1,820,000	1,928,781

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			6,297,000	7,603,628

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			1,517,000	1,570,095

ArcelorMittal SA sr. unsec. unsub. notes 5s, 2017 (France)			500,000	520,000

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2016 (Luxembourg)			1,100,000	1,078,000

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			6,152,000	6,459,600

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			6,575,000	6,509,250

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			3,529,000	3,740,740

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			955,000	1,064,825

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			2,555,000	2,491,125

Cemex SAB de CV 144A company guaranty sr. notes 9 1/2s, 2018 (Mexico)			845,000	921,050

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)			4,650,000	4,870,875

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			2,985,000	3,058,133

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			200,000	203,000

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			2,190,000	2,124,300

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			4,447,000	4,324,708

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			3,030,000	3,067,875

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			5,278,000	5,396,755

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			2,238,000	2,176,455

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			1,725,000	1,552,500

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			3,676,000	3,308,400

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			5,890,000	6,169,775

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			2,762,000	3,162,490

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			4,385,000	4,461,738

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			1,270,000	1,244,600

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			3,595,000	3,199,550

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			3,044,000	2,952,680

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			3,420,000	3,317,400

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	610,000	774,609

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			$6,997,000	7,504,283

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			6,675,000	6,624,938

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			2,358,000	2,322,630

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			1,205,000	1,265,250

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			5,665,000	5,424,238

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 5 7/8s, 2019 (Luxembourg)			1,775,000	1,681,813

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			2,472,000	2,719,200

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			2,634,000	2,772,285

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			2,170,000	2,197,125

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			5,118,000	51

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			5,118,000	4,337,505

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			4,242,000	4,157,160

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			880,000	873,400

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			6,025,000	5,919,563

PQ Corp. 144A sr. notes 8 3/4s, 2018			3,643,000	3,770,505

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			329,000	326,335

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			4,842,000	4,975,155

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			7,308,000	7,033,950

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			1,526,000	1,705,305

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			4,691,000	4,796,548

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			2,730,000	2,989,350

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			4,264,000	4,327,960

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			1,630,000	1,646,300

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			1,161,000	1,152,293

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			985,000	1,019,475

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			921,000	1,079,873

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			305,000	323,300

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			1,405,000	1,475,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			1,557,000	1,580,355

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			1,985,000	2,034,625

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			585,000	595,969

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			4,808,000	4,952,240

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			3,057,000	2,972,933

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			1,735,000	1,752,350

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			1,745,000	1,657,750

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			5,055,000	5,269,838

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			2,850,000	2,921,250

				199,117,066
Capital goods (2.3%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			9,472,000	9,472,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			6,529,000	7,312,480

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			863,000	914,780

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			2,480,000	2,411,800

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			4,375,000	4,298,438

Ardagh Finance Holdings SA 144A sr. unsec. notes 8 5/8s, 2019 (Luxembourg)(PIK)			2,045,933	2,020,359

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A FRN 3.241s, 2019 (Ireland)			750,000	723,750

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			2,690,000	2,669,825

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			5,762,000	5,531,520

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			1,875,000	1,903,125

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			1,253,000	1,393,963

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			1,008,000	1,028,160

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			1,091,000	1,107,365

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,624,000	3,895,800

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			2,906,000	2,818,820

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			2,765,000	3,055,325

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			8,649,000	8,281,418

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			1,800,000	1,831,500

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	590,000	768,095

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			$4,324,000	6,067,148

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			6,123,000	6,214,845

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			7,299,000	6,861,060

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			2,445,000	2,475,563

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			2,998,000	3,177,880

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			7,965,000	8,124,300

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			3,235,000	3,267,350

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			7,057,000	7,445,135

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)		EUR	560,000	678,008

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			$1,325,000	1,397,875

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			1,958,000	2,006,950

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			1,325,000	1,397,875

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			3,375,000	3,493,125

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			4,095,000	4,197,375

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			2,120,000	2,215,400

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)			950,000	992,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			1,830,000	1,935,225

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			125,000	129,375

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			7,525,000	7,675,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			525,000	559,125

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			6,195,000	6,225,975

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			4,134,000	4,040,985

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			5,022,000	5,273,100

				147,290,447
Communication services (4.5%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			11,145,000	11,145,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			2,000,000	2,225,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			244,000	268,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			3,189,000	3,348,450

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			10,327,000	10,327,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			7,587,000	7,397,325

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,347,000	1,399,196

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			3,810,000	3,852,863

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			5,408,000	5,489,120

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			9,201,000	10,075,095

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			380,000	394,250

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			6,459,000	6,588,180

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			1,520,000	1,535,200

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			4,210,000	4,641,525

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			3,728,000	3,746,640

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			6,625,000	6,426,250

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			5,118,000	5,181,975

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			3,588,000	3,664,245

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			3,940,000	3,959,700

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			2,620,000	2,960,600

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			3,295,000	3,311,475

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			475,000	498,750

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			1,949,000	2,090,303

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			1,761,000	1,937,100

Inmarsat Finance PLC 144A company guaranty sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			1,370,000	1,356,300

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			770,000	791,175

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			1,949,000	2,085,430

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			2,819,000	2,875,380

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			15,411,000	15,449,528

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			2,470,000	2,519,400

Level 3 Communications, Inc. 144A sr. unsec. unsub. notes 5 3/4s, 2022			3,105,000	3,124,406

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			4,399,000	4,420,995

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			2,993,000	3,228,699

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			183,000	192,836

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			1,720,000	1,780,200

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			907,000	648,505

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			7,016,000	7,068,620

Numericable Group SA 144A sr. notes 6s, 2022 (France)			6,270,000	6,332,700

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,202,000	3,362,100

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			2,618,000	2,676,905

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			3,051,000	3,527,899

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,637,589

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			520,000	529,256

SFR-Numericable 144A sr. bonds 5 5/8s, 2024 (France)		EUR	860,000	1,077,066

Sprint Capital Corp. company guaranty 6 7/8s, 2028			$5,995,000	5,275,600

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			4,280,000	4,617,050

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			3,538,000	3,520,310

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			3,070,000	3,491,818

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			10,036,000	9,907,539

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			7,645,000	7,578,106

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	495,000	619,939

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	540,000	561,960

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			$800,000	816,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			5,871,000	6,003,098

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			900,000	936,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			3,740,000	3,799,840

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			4,663,000	4,767,918

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			4,357,000	4,422,355

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			3,889,000	3,898,723

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	2,690,000	3,648,894

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	790,000	1,042,854

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	2,210,000	2,902,107

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	2,416,000	3,155,810

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	2,130,000	2,738,572

Unitymedia KabelBW GmbH 144A company guaranty notes 9 1/2s, 2021 (Germany)		EUR	665,000	897,294

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	1,986,000	2,576,452

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$8,535,000	8,684,363

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	2,160,000	3,544,165

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$5,867,000	5,617,653

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			9,201,000	9,580,541

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			3,490,000	3,293,862

Wind Acquisition Finance SA 144A sr. bonds 4s, 2020 (Luxembourg)		EUR	2,375,000	2,809,495

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			$2,884,000	3,121,930

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			2,760,000	2,815,200

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			1,595,000	1,491,325

				285,285,404
Consumer cyclicals (5.8%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			865,000	908,250

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			7,019,000	6,931,263

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			2,673,000	2,906,888

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			2,740,000	2,781,100

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,248,000	2,521,411

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			4,597,000	4,976,253

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			1,696,000	1,687,520

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			2,336,000	1,950,560

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			600,000	615,000

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			2,839,000	2,966,755

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			3,785,000	3,918,232

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			1,965,000	2,077,988

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			7,286,000	7,267,785

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025			2,510,000	2,528,825

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			4,537,000	4,582,370

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			945,000	949,725

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			775,000	771,125

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			6,058,000	6,709,235

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019			1,080,000	1,142,100

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			916,000	895,390

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			3,261,000	3,081,645

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			566,000	602,790

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			1,357,000	1,424,850

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			7,827,000	8,061,810

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			3,845,000	3,883,450

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			2,155,000	2,181,938

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			7,056,000	7,373,520

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			2,199,000	2,264,970

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			2,270,000	2,377,825

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,260,000	2,452,100

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,355,000	3,484,839

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			1,450,000	1,508,000

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			2,635,000	3,019,531

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			1,617,000	1,645,298

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			1,676,000	1,713,710

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			5,252,000	5,212,610

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			2,000,000	1,981,200

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			1,000,000	1,194,600

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			1,885,000	1,988,675

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			2,617,000	2,505,778

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			4,821,000	4,881,263

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			885,000	904,913

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			5,427,000	5,589,810

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	4,536,000	4,106,177

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$1,786,000	1,402,010

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			900,000	1,091,190

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			418,000	464,298

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	25,900,000	1,493,058

GTECH SpA jr. sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	1,304,000	1,707,120

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$5,340,000	5,526,900

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			2,540,000	2,565,400

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			5,904,000	5,785,920

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			6,482,000	6,384,770

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			889,000	882,333

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			1,008,000	1,023,120

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			1,235,000	1,284,400

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			4,588,000	4,748,580

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			4,914,000	4,570,020

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)			700,000	595,000

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			1,807,000	2,028,358

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			1,325,000	1,431,000

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			2,567,000	2,663,263

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			2,250,000	2,317,500

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			4,985,000	5,271,638

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			5,759,000	5,643,820

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,000,000	992,500

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,370,000	1,370,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			2,330,000	2,423,200

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			5,756,000	6,144,530

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			3,490,000	3,507,450

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			2,505,000	2,479,950

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			5,723,000	6,009,150

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			3,473,000	3,446,953

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			3,544,000	3,712,340

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			7,785,776	8,428,103

Navistar International Corp. sr. notes 8 1/4s, 2021			3,621,000	3,548,580

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,317,000	1,317,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			4,696,000	4,977,760

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			1,280,000	1,353,600

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			4,245,000	4,404,188

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			6,477,000	6,501,289

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			2,343,000	2,454,293

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			3,730,000	3,991,100

Owens Corning company guaranty sr. unsec. notes 9s, 2019			692,000	837,442

Owens Corning company guaranty sr. unsec. unsub. notes 4.2s, 2024			3,560,000	3,521,703

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			5,054,000	4,700,220

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			4,243,000	4,402,113

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			3,010,000	3,047,625

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			1,933,000	2,029,650

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			2,278,000	2,312,170

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,625,000	1,848,438

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			280,000	267,400

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			3,275,000	3,086,360

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			4,114,000	3,928,870

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			394,000	417,640

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			2,820,000	2,975,100

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			2,135,000	2,284,450

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			1,220,000	1,363,350

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			1,084,000	921,400

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			1,000,000	700,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			3,145,000	3,184,313

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			6,260,000	5,735,725

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			2,019,000	2,079,570

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			528,000	524,040

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			781,000	794,668

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			6,332,000	6,126,210

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			4,426,000	4,525,585

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			4,742,000	4,896,115

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			200,000	210,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			6,791,000	6,791,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			90,000	95,625

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	224,138

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			662,000	691,790

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			4,996,000	5,120,900

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			1,770,000	1,770,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			2,763,000	2,514,330

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,170,000	1,117,350

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			6,096,000	5,958,840

Thomas Cook Group PLC sr. unsec. notes Ser. EMTN, 7 3/4s, 2017 (United Kingdom)		GBP	2,188,000	3,524,461

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			$1,000,000	1,065,000

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			6,514,000	6,514,000

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			4,975,000	5,497,375

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			475,000	477,375

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			2,084,000	2,219,460

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			1,293,000	1,377,045

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			1,500,000	1,561,875

				371,711,482
Consumer staples (2.0%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	11,100,000	4,138,928

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			$3,455,000	3,541,375

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			8,331,000	8,851,688

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			2,280,000	2,325,600

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			3,081,000	3,111,810

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)			2,435,000	2,577,823

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			7,210,000	7,390,250

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			7,261,000	7,442,525

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			1,892,000	1,835,240

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			6,833,000	7,474,687

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			470,000	467,063

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			2,850,000	2,821,500

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,401,000	2,593,080

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			1,349,000	1,490,645

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			375,000	379,688

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			300,000	302,250

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			6,545,000	6,299,563

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			1,337,000	1,300,233

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			5,410,000	4,963,675

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	1,688,000	2,721,264

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$1,220,000	1,149,850

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			5,905,000	5,964,050

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			680,000	715,700

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,515,000	3,638,025

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			1,675,000	1,725,250

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			915,000	942,450

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			7,770,000	8,236,200

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			2,010,000	1,974,825

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			4,928,000	4,928,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			3,845,000	4,195,856

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			595,000	635,906

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			6,261,000	6,879,274

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			2,683,000	2,763,490

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			920,000	993,600

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			1,582,000	1,661,100

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			2,372,000	2,455,020

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			4,080,000	4,202,400

				125,089,883
Energy (4.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,947,000	2,029,748

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			765,000	812,813

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			5,409,000	5,517,180

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,950,000	594,750

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			2,315,000	2,181,888

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			4,494,000	4,347,945

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			4,677,000	3,975,450

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			579,000	492,150

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			440,000	371,800

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			4,474,000	3,780,530

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			2,160,000	1,873,800

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,635,000	1,635,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	1,115,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			260,000	176,800

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	565,000	713,459

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$475,000	489,250

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			1,572,000	1,528,770

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			215,000	225,750

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,444,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			4,633,000	4,656,165

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			896,000	904,960

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	2,355,000	709,459

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$558,000	203,670

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			3,920,000	3,645,600

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			4,701,000	4,301,415

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			2,050,000	1,568,250

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			1,011,000	879,570

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			4,451,000	3,783,350

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			2,440,000	1,781,200

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			1,810,000	1,633,525

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			1,280,000	1,157,120

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			3,305,000	3,436,175

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			4,841,000	4,732,078

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			1,730,000	1,691,075

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			2,835,000	2,126,250

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			6,018,000	4,528,545

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			1,625,000	1,543,750

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			780,000	663,000

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			3,725,000	3,278,000

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,492,000	925,040

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			540,000	549,450

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			2,713,000	2,719,783

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			8,642,000	6,049,400

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			3,185,000	2,579,850

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,945,000	2,517,975

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			5,945,000	5,023,525

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	4,415,060

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,700,000	1,351,500

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			2,380,000	2,094,400

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			643,000	586,738

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			3,431,000	3,062,168

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			4,300,000	4,278,500

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020			1,000,000	1,015,000

Northern Blizzard Resources, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			471,000	381,510

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			818,000	736,200

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,889,000	4,448,990

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,250,000	1,687,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			2,223,000	1,578,330

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			1,640,000	1,000,400

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			5,795,000	3,477,000

Pertamina Persero PT 144A sr. unsec. notes 6.45s, 2044 (Indonesia)			3,950,000	4,123,800

Pertamina Persero PT 144A sr. unsec. notes 5 1/4s, 2021 (Indonesia)			12,300,000	12,669,000

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			720,000	720,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 6s, 2042 (Indonesia)			1,425,000	1,391,156

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			5,465,000	5,219,075

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			29,790,000	13,740,638

Petroleos de Venezuela SA company guaranty sr. unsec. notes Ser. REGS, 8 1/2s, 2017 (Venezuela)			6,250,000	3,575,813

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			14,670,000	5,138,168

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			11,671,000	6,156,453

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			13,117,000	9,739,373

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			47,569,000	27,209,468

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			27,485,000	10,032,025

Petroleos de Venezuela SA 144A company guaranty sr. unsec. unsub. notes 9s, 2021 (Venezuela)			3,810,000	1,666,875

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,147,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			1,865,000	2,112,113

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			1,665,000	1,729,935

Petroleos Mexicanos company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			760,000	872,100

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			1,837,000	1,717,595

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			3,410,000	3,034,900

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			3,921,000	3,588,107

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			3,130,000	3,059,575

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			3,810,000	3,876,675

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			1,640,000	1,609,250

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			2,885,000	3,000,400

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			705,000	712,050

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			3,925,000	1,626,422

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			2,090,000	2,006,400

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			3,730,000	2,200,700

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			4,236,000	3,473,520

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,105,000	1,082,900

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			985,000	950,525

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	488,000	357,175

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$2,590,000	2,214,450

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			655,000	404,463

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022			425,000	423,938

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019			285,000	282,863

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			1,655,000	1,092,300

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			5,381,000	4,802,543

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,725,000	5,238,375

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			5,215,000	5,019,438

				292,025,815
Financials (5.2%)

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,815,000	1,960,200

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			4,595,000	4,617,975

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			7,654,000	9,758,850

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			3,135,000	3,699,300

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			7,290,000	8,547,525

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,333,000	1,512,955

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			1,221,000	1,654,455

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	15,215,000	19,285,432

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			$400,000	429,000

Banco do Brasil/Cayman SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,200,000	1,169,667

Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN notes 9s, perpetual maturity (Brazil)			12,500,000	11,625,000

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)			2,200,000	2,178,000

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			1,685,000	1,715,162

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			347,000	353,177

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			1,600,000	1,632,000

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			4,641,000	4,742,638

CIT Group, Inc. sr. unsec. notes 5s, 2023			2,850,000	2,914,125

CIT Group, Inc. sr. unsec. notes 5s, 2022			4,115,000	4,228,163

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			1,350,000	1,426,815

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			1,960,000	1,955,100

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,885,000	3,130,225

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,710,000	1,804,050

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,620,000	1,729,200

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			785,000	902,632

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			1,939,000	1,260,350

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			3,626,000	3,626,000

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			870,000	900,450

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 6 1/4s, perpetual maturity (Switzerland)			415,000	396,325

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			3,462,000	2,934,045

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			3,250,000	3,835,000

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,659,000	4,317,620

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			4,284,000	4,541,040

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			3,670,000	3,752,575

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			1,885,000	1,159,275

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			3,400,000	3,383,000

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	1,092,000	1,368,244

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			$2,425,000	2,400,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			5,500,000	5,666,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			6,330,000	6,357,694

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			760,000	826,500

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)			2,445,000	2,402,213

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			2,250,000	2,368,125

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			2,413,000	2,340,610

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			2,775,000	3,505,433

Lloyds Bank PLC jr. unsec. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom		GBP	2,415,000	6,412,500

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			$2,300,000	2,455,250

MetLife Capital Trust X 144A jr. sub. FRB bonds 9 1/4s, 2068			935,000	1,337,050

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			2,405,000	2,573,350

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			1,255,000	1,204,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			3,743,000	3,406,130

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			3,021,000	3,368,415

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			3,622,000	3,812,155

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			2,401,000	2,196,915

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			3,052,000	3,120,670

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			2,135,000	2,188,375

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			2,755,000	2,761,888

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			3,210,000	2,945,175

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			3,435,000	3,323,363

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			2,110,000	2,215,500

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			6,765,000	7,103,250

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	2,550,000	3,232,195

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$1,495,000	1,520,701

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			2,100,000	1,848,000

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			5,010,000	4,670,573

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			3,540,000	3,451,500

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			1,655,000	1,762,575

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			3,395,000	3,327,100

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			1,295,000	1,450,400

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			6,002,000	5,941,980

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			1,665,000	1,693,705

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			2,000,000	2,005,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			2,928,000	2,459,520

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)		EUR	976,000	1,184,812

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	2,000,000	2,703,397

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$3,400,000	2,550,000

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			4,116,000	4,013,100

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			2,200,000	1,705,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,956,000	1,535,460

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,600,000	1,030,000

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			4,335,000	4,248,300

VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr. unsec. notes 6.551s, 2020 (Russia)			5,000,000	4,050,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			22,451,000	18,948,644

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			23,618,000	23,145,640

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			37,900,000	28,046,000

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			2,770,000	2,472,225

				329,733,608
Health care (2.4%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			2,200,000	2,244,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			2,005,000	1,974,925

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			1,901,000	1,980,842

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	819,000	1,009,881

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$2,247,000	2,269,470

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			4,203,000	4,203,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			2,611,000	2,617,528

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			2,024,000	2,099,900

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			1,126,000	1,165,410

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			570,000	603,844

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			2,429,000	2,465,435

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	865,000	1,086,960

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$2,010,000	2,120,550

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			4,396,000	3,950,905

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	1,830,487	2,959,929

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			$4,430,000	4,518,600

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			6,281,000	6,296,703

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			4,173,000	4,079,108

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,675,000	1,788,063

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 4 3/4s, 2024			1,305,000	1,318,050

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			2,160,000	2,224,800

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			4,717,000	4,787,755

HCA, Inc. company guaranty sr. notes 5 7/8s, 2022			2,000,000	2,190,000

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			1,801,000	1,805,503

HCA, Inc. sr. notes 6 1/2s, 2020			7,233,000	8,091,919

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			741,000	844,740

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			1,591,000	1,670,550

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			452,000	465,560

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			4,057,000	4,146,254

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			3,624,000	3,886,740

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			4,543,000	4,611,145

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			5,154,000	5,643,630

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,266,000	1,341,960

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			3,145,000	3,272,813

Omnicare, Inc. sr. unsec. notes 5s, 2024			760,000	779,000

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			3,373,000	3,423,595

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			2,781,000	2,906,145

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			840,000	856,800

Service Corporation International sr. unsec. notes 7s, 2017			3,136,000	3,371,200

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			6,218,000	6,342,360

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			3,965,000	4,064,125

Service Corporation International sr. unsec. unsub. notes 4 1/2s, 2020			1,933,000	1,899,173

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			2,400,000	2,502,000

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			905,000	905,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			2,470,000	2,476,175

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			2,578,000	2,558,665

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,677,000	2,917,930

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			6,097,000	6,547,142

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			575,000	583,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			350,000	369,250

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			476,000	490,994

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,560,000	2,675,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			2,062,000	2,077,465

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			1,789,000	1,903,085

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			3,970,000	4,099,025

				149,484,426
Technology (1.1%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,900,000	3,030,500

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			5,785,000	6,074,250

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			1,786,000	1,527,030

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			7,236,000	7,055,100

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			2,644,000	3,139,750

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			2,756,000	3,128,060

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			2,529,000	2,902,028

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			12,211,000	13,065,770

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			499,000	545,158

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			2,380,000	2,380,000

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			2,336,000	2,441,120

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			555,000	593,850

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			3,445,000	3,582,800

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			3,529,000	3,705,450

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			7,520,000	7,407,200

SunGard Data Systems, Inc. company guaranty sr. unsec. notes 7 3/8s, 2018			1,000,000	1,040,000

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			1,315,000	1,328,150

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,065,000	2,157,925

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	1,550,000	2,068,481

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	3,425,000	4,370,210

				71,542,832
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$2,660,000	2,773,050

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			4,547,700	4,422,638

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			6,480,000	6,415,200

				13,610,888
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			5,679,000	6,488,258

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			5,000,000	5,612,500

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			1,960,000	2,214,800

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			965,000	965,000

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			8,468,000	8,573,850

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			4,130,000	4,388,125

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			510,000	539,325

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			3,625,000	3,697,500

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 5 3/4s, 2021 (Brazil)			500,000	480,000

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			2,495,000	2,772,501

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			260,000	265,200

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			385,000	391,738

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			7,544,000	7,676,020

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			2,976,000	3,769,116

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			3,495,000	4,141,575

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			2,415,000	2,680,650

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			1,277,000	1,292,963

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			485,000	453,475

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			2,584,000	2,609,840

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			605,000	624,247

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			2,237,000	2,203,445

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	527,350

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			2,598,000	2,704,038

Majapahit Holding BV 144A company guaranty sr. unsec. unsub. notes 8s, 2019 (Indonesia)			3,850,000	4,462,150

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			6,375,000	6,869,063

NRG Energy, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022			2,165,000	2,213,713

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			2,691,000	2,731,365

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	508,980

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			4,233,000	4,222,418

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,140,000	1,100,100

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			1,655,000	1,563,975

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			955,000	876,213

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			3,692,000	3,710,460

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			1,440,000	1,018,800

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	819,000	1,010,307

				95,359,060

Total corporate bonds and notes (cost $2,177,655,432)				$2,080,250,911

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$502,793	$575,183

				575,183
U.S. Government Agency Mortgage Obligations (18.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4s, TBA, January 1, 2045			22,000,000	23,457,500

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, January 1, 2045			23,000,000	25,731,250
4 1/2s, TBA, January 1, 2045			277,000,000	300,783,054
4s, TBA, January 1, 2045			445,000,000	475,107,009
3 1/2s, TBA, January 1, 2045			245,000,000	255,527,356
3s, TBA, January 1, 2045			76,000,000	76,920,314

				1,157,526,483

Total U.S. government and agency mortgage obligations (cost $1,151,655,378)				$1,158,101,666

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.375%, January 15, 2017(i)			$153,083	$162,302

U.S. Treasury Notes
2.250%, April 30, 2021(i)			1,578,000	1,616,203
2.000%, January 31, 2016(i)			20,000	20,526
1.000%, September 30, 2019(i)			683,000	666,021
1.000%, May 31, 2018(i)			217,000	215,051
0.875%, September 15, 2016(i)			751,000	756,678
0.750%, December 31, 2017(i)			113,000	111,766
0.750%, January 15, 2017(i)			1,382,000	1,387,915
0.625%, November 30, 2017(i)			112,000	110,584
0.625%, August 15, 2016(i)			45,000	45,164
0.250%, August 15, 2015(i)			350,000	350,465

Total U.S. treasury obligations (cost $5,442,675)				$5,442,675

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$9,835,297	$8,556,708

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			26,040,000	24,972,360

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			43,325,000	42,870,088

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			2,390,000	2,079,300

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			65,786,427	54,602,734

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			57,263,438	51,250,777

Bahamas (Commonwealth of) 144A sr. unsec. notes 5 3/4s, 2024 (Bahamas)			1,800,000	1,920,524

Banco Nacional de Desenvolvimento Economico e Social 144A sr. unsec. notes 5 3/4s, 2023 (Brazil)			5,000,000	5,150,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			3,755,000	4,006,360

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	7,250	2,598,447

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$25,600,000	25,408,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			4,515,000	4,244,100

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			1,500,000	1,455,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			10,550,000	11,235,750

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			2,700,000	1,620,000

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			6,300,000	5,953,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			1,276,000	1,283,069

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			5,289,897	4,879,930

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	38,130,000	36,784,077

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	62,578,000	60,390,874

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	5,136,617	3,099,329

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	1,076,201	651,129

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	6,621,079	4,012,569

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	4,995,875	3,055,032

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	3,198,892	1,978,570

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	4,401,499	2,739,712

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	3,712,854	2,327,239

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	3,974,871	2,515,474

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	11,482,191	7,382,314

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	7,498,966	4,884,692

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	12,076,392	7,990,703

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	6,948,577	4,700,143

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	15,159,352	10,482,437

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	29,219,779	21,009,720

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	15,749,486	12,065,982

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	14,197,294	10,891,764

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$5,860,000	5,577,138

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			3,255,000	3,816,032

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			2,905,000	2,411,150

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			3,400,000	3,587,000

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			3,170,000	3,551,034

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			669,967	691,741

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			1,925,000	1,702,181

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,257,600	1,298,472

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			1,250,000	1,248,438

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			686,587	695,815

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			1,300,000	1,303,848

Turkey (Republic of) sr. unsec. bonds 5 3/4s, 2024 (Turkey)			11,500,000	12,851,250

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021 (Turkey)			6,800,000	7,459,328

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			5,015,000	5,606,770

Turkey (Republic of) unsec. notes 6 3/4s, 2040 (Turkey)			5,080,000	6,276,086

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			5,035,000	3,021,000

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			150,000	156,933

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			4,300,000	1,935,000

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			2,900,000	1,174,500

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			9,105,000	4,304,116

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			4,935,000	2,495,926

Vietnam (Republic of) 144A sr. unsec. bonds 4.8s, 2024 (Vietnam)			600,000	616,500

Total foreign government and agency bonds and notes (cost $580,242,188)				$522,828,665

SENIOR LOANS (2.4%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$1,791,000	$1,752,941

HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018			992,366	981,616

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			676,022	655,017

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			841,375	810,875

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			507,000	480,383

WR Grace & Co. bank term loan FRN 3s, 2021			1,678,932	1,667,040

WR Grace & Co. bank term loan FRN Ser. DD, 1s, 2021(U)			602,632	598,363

				6,946,235
Capital goods (0.1%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019			1,970,430	1,908,032

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			2,257,343	2,191,234

				4,099,266
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			4,695,000	4,656,853

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,768,082	1,739,719

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,360,000	1,349,800

Level 3 Financing, Inc. bank term loan FRN Ser. B5, 4 1/2s, 2022			3,105,000	3,105,972

				10,852,344
Consumer cyclicals (1.2%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			10,444,111	9,164,708

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			1,258,675	1,105,117

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			4,472,525	4,114,723

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			3,486,101	3,433,809

Delta 2 (Lux) Sarl bank term loan FRN 4 3/4s, 2021 (Luxembourg)			2,715,000	2,643,731

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			1,189,415	1,158,193

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			304,269	296,282

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			5,141,932	4,739,149

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020			2,585,526	2,549,975

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.906s, 2019			6,774,000	6,371,794

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			9,267,638	8,904,652

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			3,741,308	3,713,248

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			7,755,130	7,578,484

ROC Finance, LLC bank term loan FRN 5s, 2019			6,237,893	5,785,646

Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021			930,000	892,800

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)			3,538,000	3,528,271

Tribune Co. bank term loan FRN Ser. B, 4s, 2020			2,028,650	1,994,427

Univision Communications, Inc. bank term loan FRN 4s, 2020			6,462,253	6,307,159

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021			1,696,475	1,673,148

				75,955,316
Consumer staples (0.2%)

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)			3,300,000	3,290,572

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			2,382,000	2,314,511

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,435,000	1,216,163

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			1,214,236	1,204,911

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			1,492,500	1,466,381

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			3,053,071	2,996,781

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			1,000,000	967,500

				13,456,819
Energy (—%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			2,311,000	1,677,786

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			1,346,000	1,009,500

				2,687,286
Health care (0.2%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			2,168,100	2,160,874

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.156s, 2021			3,970,000	3,910,450

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			2,637,615	2,558,486

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			1,427,825	1,401,350

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			1,518,821	1,478,319

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			2,590,375	2,509,426

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			1,064,623	1,053,533

				15,072,438
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.67s, 2017			3,066,198	2,936,523

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			3,286,190	3,235,872

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			4,185,417	4,168,228

First Data Corp. bank term loan FRN 4.167s, 2021			61,131	60,176

First Data Corp. bank term loan FRN Ser. B, 3.667s, 2018			824,435	806,143

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			3,673,500	3,655,133

				14,862,075
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			3,750,000	3,693,750

				3,693,750
Utilities and power (0.1%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016			1,355,000	1,354,153

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			3,098,000	1,997,838

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			31,795	20,428

				3,372,419

Total senior loans (cost $157,006,263)				$150,997,948

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.38/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.38		$436,190,900	$4,348,823

2.3925/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.3925		312,161,800	3,255,848

2.28/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28		436,190,900	2,137,335

2.285/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.285		312,161,800	1,410,971

Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.43		312,161,800	4,051,860

2.33/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.33		312,161,800	1,997,836

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		439,954,600	3,854,002

2.528/3 month USD-LIBOR-BBA/Mar-25	Mar-15/2.528		156,080,900	3,333,888

2.2425/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.2425		839,882,000	2,880,795

2.426/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.426		142,210,000	1,783,313

(2.4775)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.4775		839,882,000	915,471

2.322/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.322		142,210,000	812,019

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		621,470,200	6,388,714

2.40/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.40		377,401,000	4,204,247

2.30/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.30		377,401,000	2,109,672

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		600,083,600	564,079

Goldman Sachs International

2.23/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.23		839,882,000	2,570,039

(2.47)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.47		839,882,000	999,460

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		78,040,450	559,550

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		78,040,450	305,919

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		78,040,450	131,108

Total purchased swap options outstanding (cost $48,073,396)				$48,614,949

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/$100.37		$450,000,000	$2,362,500

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		204,000,000	526,320

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		204,000,000	452,880

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/103.13		204,000,000	12,240

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.94		204,000,000	6,120

Total purchased options outstanding (cost $14,380,781)				$3,360,060

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$910,000	$1,150,581

Total convertible bonds and notes (cost $958,728)				$1,150,581

SHORT-TERM INVESTMENTS (9.7%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.09%(AFF)		Shares	18,169,330	$18,169,330

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	295,828,654	295,828,654

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	9,970,000	9,970,000

U.S. Treasury Bills with an effective yield of 0.02%, February 26, 2015(SEGSF)			$200,000	199,995

U.S. Treasury Bills with an effective yield of 0.01%, January 8, 2015(SEG)(SEGSF)(SEGCCS)			57,820,000	57,819,909

U.S. Treasury Bills with an effective yield of less than 0.01%, February 19, 2015(SEG)(SEGSF)(SEGCCS)			106,785,000	106,784,273

U.S. Treasury Bills with an effective yield of less than 0.01%, January 29, 2015(SEG)(SEGSF)			111,000	111,000

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, July 23, 2015(SEG)(SEGSF)(SEGCCS)			39,618,000	39,593,001

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, February 5, 2015(SEGSF)(SEGCCS)			45,474,000	45,473,335

U.S. Treasury Bills with effective yields ranging from less than 0.01 % to 0.01%, January 22, 2015(SEG)(SEGSF)(SEGCCS)			44,006,000	44,005,802

U.S. Treasury Bills with effective yields ranging from less than 0.01 % to 0.01%, January 15, 2015(SEG)(SEGSF)(SEGCCS)			1,858,000	1,857,992

Total short-term investments (cost $619,815,045)				$619,813,291

TOTAL INVESTMENTS

Total investments (cost $7,604,440,116)(b)				$7,533,666,442

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $3,420,259,058) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/21/15	$12,648,757	$13,347,114	$698,357
	Canadian Dollar	Sell	1/21/15	32,071,840	32,131,341	59,501
	Chinese Yuan (Offshore)	Buy	2/13/15	63,469	378,578	(315,109)
	Euro	Sell	3/18/15	35,773,600	37,110,663	1,337,063
	South Korean Won	Buy	2/13/15	723,515	199,764	523,751
Barclays Bank PLC
	Australian Dollar	Sell	1/21/15	24,931,704	26,325,026	1,393,322
	Canadian Dollar	Sell	1/21/15	16,574,607	17,080,665	506,058
	Chinese Yuan (Offshore)	Buy	2/13/15	66,084,708	66,758,681	(673,973)
	Japanese Yen	Sell	2/13/15	15,325,654	16,267,459	941,805
	Mexican Peso	Buy	1/21/15	31,729,557	34,551,090	(2,821,533)
	Mexican Peso	Sell	1/21/15	31,729,557	34,560,195	2,830,638
	New Zealand Dollar	Buy	1/21/15	18,835,225	19,014,638	(179,413)
	Singapore Dollar	Buy	2/13/15	229,737	236,195	(6,458)
	South Korean Won	Sell	2/13/15	33,567,172	33,832,018	264,846
	Swiss Franc	Sell	3/18/15	46,115,961	47,589,723	1,473,762
Citibank, N.A.
	Australian Dollar	Sell	1/21/15	19,455,149	21,068,421	1,613,272
	Brazilian Real	Buy	1/5/15	63,922,654	67,825,947	(3,903,293)
	Brazilian Real	Sell	1/5/15	63,922,654	66,606,249	2,683,595
	Brazilian Real	Sell	4/2/15	1,812,646	1,809,602	(3,044)
	Canadian Dollar	Sell	1/21/15	66,092,794	67,415,561	1,322,767
	Euro	Sell	3/18/15	16,763,615	17,886,313	1,122,698
	Japanese Yen	Sell	2/13/15	2,361,917	3,338,053	976,136
	Mexican Peso	Buy	1/21/15	31,821,079	32,213,702	(392,623)
	New Zealand Dollar	Buy	1/21/15	34,370,091	34,683,778	(313,687)
	Norwegian Krone	Sell	3/18/15	13,328,554	14,339,038	1,010,484
	Swiss Franc	Sell	3/18/15	34,501,638	35,458,253	956,615
Credit Suisse International
	Australian Dollar	Sell	1/21/15	16,490,420	16,833,523	343,103
	British Pound	Buy	3/18/15	32,398,792	32,469,106	(70,314)
	Canadian Dollar	Sell	1/21/15	18,133,708	18,818,620	684,912
	Euro	Sell	3/18/15	76,184,271	77,467,056	1,282,785
	Indian Rupee	Buy	2/13/15	34,063,088	34,841,070	(777,982)
	Japanese Yen	Buy	2/13/15	1,995,239	2,702,932	(707,693)
	New Zealand Dollar	Buy	1/21/15	41,848,941	41,975,216	(126,275)
	Norwegian Krone	Sell	3/18/15	18,142,182	19,903,402	1,761,220
	Swedish Krona	Buy	3/18/15	15,860,271	16,236,253	(375,982)
	Swiss Franc	Sell	3/18/15	30,941,078	31,785,909	844,831
Deutsche Bank AG
	Australian Dollar	Sell	1/21/15	10,508,856	11,086,283	577,427
	British Pound	Sell	3/18/15	16,396,056	16,508,980	112,924
	Canadian Dollar	Sell	1/21/15	26,898,266	27,557,693	659,427
	Euro	Sell	3/18/15	89,530,625	92,290,650	2,760,025
	New Zealand Dollar	Buy	1/21/15	39,269,611	39,430,455	(160,844)
	Norwegian Krone	Sell	3/18/15	44,589,737	47,943,995	3,354,258
	Polish Zloty	Buy	3/18/15	14,092,590	14,853,677	(761,087)
	Swiss Franc	Sell	3/18/15	2,704,765	2,790,797	86,032
	Turkish Lira	Buy	3/18/15	31,652,258	33,787,214	(2,134,956)
Goldman Sachs International
	Australian Dollar	Sell	1/21/15	19,455,067	20,855,797	1,400,730
	Canadian Dollar	Sell	1/21/15	32,537,996	33,235,050	697,054
	Euro	Sell	3/18/15	55,259,690	57,361,155	2,101,465
	Japanese Yen	Buy	2/13/15	2,736,877	1,935,779	801,098
	New Zealand Dollar	Buy	1/21/15	33,542,197	33,639,477	(97,280)
	Norwegian Krone	Sell	3/18/15	14,900,974	16,029,976	1,129,002
	Swedish Krona	Sell	3/18/15	4,372,648	4,126,351	(246,297)
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/21/15	16,820,759	18,017,472	1,196,713
	British Pound	Buy	3/18/15	16,076,571	16,127,229	(50,658)
	Canadian Dollar	Sell	1/21/15	23,063,019	23,845,119	782,100
	Chinese Yuan (Offshore)	Buy	2/13/15	33,452,357	33,722,759	(270,402)
	Euro	Sell	3/18/15	51,644,092	53,193,151	1,549,059
	Japanese Yen	Buy	2/13/15	3,009,657	2,263,994	745,663
	New Zealand Dollar	Buy	1/21/15	16,295,930	16,228,544	67,386
	Swedish Krona	Buy	3/18/15	1,573,736	1,855,331	(281,595)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/21/15	48,136,288	48,820,599	684,311
	Brazilian Real	Buy	1/5/15	64,038,899	68,159,439	(4,120,540)
	Brazilian Real	Sell	1/5/15	64,038,899	66,467,227	2,428,328
	British Pound	Sell	3/18/15	521,675	502,679	(18,996)
	Canadian Dollar	Sell	1/21/15	49,749,717	50,409,303	659,586
	Euro	Sell	3/18/15	15,201,255	16,086,409	885,154
	Indian Rupee	Buy	2/13/15	29,897,229	29,944,268	(47,039)
	Japanese Yen	Sell	2/13/15	28,785,798	28,919,169	133,371
	Malaysian Ringgit	Sell	2/13/15	31,826,245	33,271,272	1,445,027
	Mexican Peso	Buy	1/21/15	31,736,795	32,126,270	(389,475)
	New Taiwan Dollar	Sell	2/13/15	30,121,645	31,243,717	1,122,072
	New Zealand Dollar	Buy	1/21/15	9,970,943	11,086,734	(1,115,791)
	Norwegian Krone	Sell	3/18/15	29,927,091	32,194,112	2,267,021
	Singapore Dollar	Sell	2/13/15	33,324,753	33,858,845	534,092
	Swedish Krona	Sell	3/18/15	361,494	271,637	(89,857)
	Swiss Franc	Sell	3/18/15	55,516,415	57,126,529	1,610,114
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/21/15	781,689	136,783	644,906
	British Pound	Buy	3/18/15	8,462,526	8,546,436	(83,910)
	Canadian Dollar	Sell	1/21/15	32,043,275	32,724,689	681,414
	Euro	Sell	3/18/15	72,834,091	74,629,454	1,795,363
	New Zealand Dollar	Buy	1/21/15	33,465,398	33,585,204	(119,806)
	Norwegian Krone	Sell	3/18/15	27,391,224	30,447,585	3,056,361
	Singapore Dollar	Sell	2/13/15	33,183,562	33,865,130	681,568
	Swedish Krona	Buy	3/18/15	180,317	492,929	(312,612)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	66,194,246	69,333,518	(3,139,272)
	Australian Dollar	Sell	1/21/15	66,194,246	70,506,412	4,312,166
	Brazilian Real	Buy	1/5/15	63,313,370	67,487,208	(4,173,838)
	Brazilian Real	Sell	1/5/15	63,313,370	64,869,111	1,555,741
	British Pound	Sell	3/18/15	236,614	484,604	247,990
	Canadian Dollar	Sell	1/21/15	22,672,663	23,685,857	1,013,194
	Euro	Sell	3/18/15	3,372,581	4,437,259	1,064,678
	Israeli Shekel	Sell	1/21/15	32,746,779	34,126,990	1,380,211
	Japanese Yen	Buy	2/13/15	30,651,307	32,122,041	(1,470,734)
	Japanese Yen	Sell	2/13/15	30,651,307	31,751,762	1,100,455
	Malaysian Ringgit	Sell	2/13/15	31,883,776	32,113,048	229,272
	Mexican Peso	Buy	1/21/15	31,583,356	34,259,129	(2,675,773)
	Mexican Peso	Sell	1/21/15	31,583,356	33,854,924	2,271,568
	New Taiwan Dollar	Buy	2/13/15	1,071,183	1,111,414	(40,231)
	New Zealand Dollar	Buy	1/21/15	32,610,165	33,243,935	(633,770)
	Norwegian Krone	Sell	3/18/15	15,841,188	16,753,977	912,789
	Swiss Franc	Sell	3/18/15	54,227,032	55,743,985	1,516,953
	Turkish Lira	Buy	3/18/15	31,702,258	33,705,450	(2,003,192)
UBS AG
	Australian Dollar	Sell	1/21/15	28,026,986	29,749,470	1,722,484
	British Pound	Buy	3/18/15	9,856,513	9,985,889	(129,376)
	Canadian Dollar	Sell	1/21/15	35,268,425	36,428,415	1,159,990
	Euro	Sell	3/18/15	42,699,905	43,439,905	740,000
	Hungarian Forint	Buy	3/18/15	31,347,582	33,142,486	(1,794,904)
	Hungarian Forint	Sell	3/18/15	31,347,582	33,442,823	2,095,241
	Japanese Yen	Sell	2/13/15	15,725,616	15,852,906	127,290
	New Zealand Dollar	Buy	1/21/15	16,150,587	16,026,573	124,014
WestPac Banking Corp.
	Australian Dollar	Sell	1/21/15	11,167,250	12,313,578	1,146,328
	Canadian Dollar	Sell	1/21/15	38,543,477	39,971,983	1,428,506
	Euro	Sell	3/18/15	36,252,854	37,431,916	1,179,062
	New Zealand Dollar	Buy	1/21/15	29,538,179	30,434,460	(896,281)
	South Korean Won	Buy	2/13/15	34,100,363	33,783,529	316,834

Total						$48,999,443

FUTURES CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	2,195	$346,031,519	Mar-15	$(1,593,499)
Euro-Bund 10 yr (Long)	1,548	291,969,090	Mar-15	2,332,957
Euro-Buxl 30 yr (Short)	269	50,446,533	Mar-15	(2,311,791)
U.S. Treasury Bond 30 yr (Short)	276	39,899,250	Mar-15	(559,746)
U.S. Treasury Bond Ultra 30 yr (Short)	108	17,840,250	Mar-15	(808,556)
U.S. Treasury Note 5 yr (Long)	2,116	251,655,220	Mar-15	(199,269)
U.S. Treasury Note 10 yr (Short)	2,823	357,947,578	Mar-15	(2,273,930)

Total				$(5,413,834)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/14 (premiums $82,448,785) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.50)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.50	$312,161,800	$5,837,426
(2.48)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.48	436,190,900	7,428,331
Barclays Bank PLC

(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	312,161,800	6,633,438
Citibank, N.A.

(2.28)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28	156,080,900	187,297
2.36/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.36	419,941,000	1,553,782
(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	142,210,000	3,021,963
(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	156,080,900	3,380,712
(2.36)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.36	419,941,000	3,636,689
Credit Suisse International

(2.51)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.51	377,401,000	7,325,353
Goldman Sachs International

(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	78,040,450	389,422
2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	78,040,450	662,563
2.35/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	419,941,000	1,696,562
(2.35)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	419,941,000	3,397,323
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	270,610,000	41,422,002

Total			$86,572,863

WRITTEN OPTIONS OUTSTANDING at 12/31/14 (premiums $13,286,719) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/$99.42	$450,000,000	$1,174,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	450,000,000	540,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	204,000,000	257,040
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	204,000,000	218,280
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	204,000,000	118,320
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	204,000,000	99,960
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.13	204,000,000	204
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.13	204,000,000	204
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.94	204,000,000	204
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/100.94	204,000,000	204

Total			$2,408,916

TBA SALE COMMITMENTS OUTSTANDING at 12/31/14 (proceeds receivable $259,923,399) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4s, January 1, 2045	$22,000,000	1/14/15	$23,457,500
Federal National Mortgage Association, 4 1/2s, January 1, 2045	61,000,000	1/14/15	66,237,423
Federal National Mortgage Association, 4s, January 1, 2045	77,000,000	1/14/15	82,209,527
Federal National Mortgage Association, 3 1/2s, January 1, 2045	85,000,000	1/14/15	88,652,349

Total			$260,556,799

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Citibank, N.A.
	AUD	145,302,000	(E)	$—	7/31/24	4.5175%	6 month AUD-BBR-BBSW	$(4,242,133)
	AUD	27,252,000	(E)	—	8/6/24	4.63%	6 month AUD-BBR-BBSW	(893,968)
	AUD	200,203,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.232%	3,701,882
	AUD	119,139,000		—	12/05/24	6 month AUD-BBR-BBSW	3.4525%	2,730,828
	AUD	29,584,000		—	12/05/24	6 month AUD-BBR-BBSW	3.4575%	688,822
	NOK	182,426,000		—	12/29/24	6 month NOK-NIBOR-NIBR	2.045%	303,411
	NZD	90,116,000		—	10/29/24	3 month NZD-BBR-FRA	4.42025%	1,896,527
	Credit Suisse International
	AUD	82,049,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.1975%	1,424,298
	CAD	70,934,000		—	10/30/24	3 month CAD-BA-CDOR	2.495%	1,434,502
	CHF	11,690,000		—	10/27/24	6 month CHF-LIBOR-BBA	0.785%	346,894
	CHF	10,925,000		—	10/28/24	6 month CHF-LIBOR-BBA	0.765%	302,249
	NOK	212,996,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	1,024,119
	NOK	57,256,000		—	12/30/24	6 month NOK-NIBOR-NIBR	2.005%	67,117
	SEK	430,901,000		—	11/11/19	0.78%	3 month SEK-STIBOR-SIDE	(453,226)
	SEK	223,494,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.49%	706,920
	Deutsche Bank AG
	NOK	212,996,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	1,024,119
	PLN	167,112,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(8,927,696)
	PLN	83,320,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(4,497,449)
	PLN	76,955,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(4,084,241)
	PLN	836,596,000		—	7/14/16	6 month PLN-WIBOR-WIBO	2.48%	2,157,837
	Goldman Sachs International
	AUD	39,372,000	(E)	—	8/6/24	4.525%	6 month AUD-BBR-BBSW	(1,154,973)
	KRW	62,774,000,000		—	10/30/19	3 month KRW-CD-KSDA-BLOOMBERG	2.2875%	254,933
	KRW	96,728,000,000		—	11/05/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	(123,737)
	KRW	32,815,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	(35,173)
	NOK	106,498,000		—	11/05/24	6 month NOK-NIBOR-NIBR	2.315%	546,039
	NOK	106,498,000		—	11/05/24	6 month NOK-NIBOR-NIBR	2.32%	552,730
	NOK	57,256,000		—	12/31/24	6 month NOK-NIBOR-NIBR	1.955%	31,500
	NOK	212,996,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.32%	1,103,236
	NZD	18,261,000		—	10/31/24	3 month NZD-BBR-FRA	4.425%	389,407
	NZD	22,823,000		—	10/31/24	3 month NZD-BBR-FRA	4.42%	479,418
	NZD	22,823,000		—	11/3/24	3 month NZD-BBR-FRA	4.415%	471,866
	SEK	439,991,000		—	10/27/24	3 month SEK-STIBOR-SIDE	1.6025%	2,035,201
	SEK	367,324,000		—	10/29/24	3 month SEK-STIBOR-SIDE	1.58%	1,598,897
	SEK	454,216,000		—	11/10/19	0.775%	3 month SEK-STIBOR-SIDE	(464,550)
	SEK	230,674,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.4775%	695,402
	JPMorgan Chase Bank N.A.
	AUD	73,123,000	(E)	—	8/6/24	4.5175%	6 month AUD-BBR-BBSW	(2,126,966)
	CAD	72,802,000		—	10/30/24	3 month CAD-BA-CDOR	2.5025%	1,515,702
	KRW	64,774,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	(83,432)
	KRW	30,815,000,000		—	11/3/19	3 month KRW-CD-KSDA-BLOOMBERG	2.245%	67,381
	KRW	30,815,000,000		—	11/04/19	3 month KRW-CD-KSDA-BLOOMBERG	2.195%	707
	MXN	323,831,000		—	7/24/29	1 month MXN-TIIE-BANXICO	6.565%	7,857
	NZD	26,816,000		—	11/4/24	3 month NZD-BBR-FRA	4.38%	493,326
	SEK	425,156,000		—	11/10/19	0.78%	3 month SEK-STIBOR-SIDE	(448,317)
	SEK	221,195,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.485%	687,284
	SEK	221,195,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.485%	686,109
	SEK	425,156,000		—	11/11/19	0.775%	3 month SEK-STIBOR-SIDE	(433,703)

	Total			$—	$1,456,956
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$4,642,494,000	(E)	$19,563,362	3/18/17	1.25%	3 month USD-LIBOR-BBA	$2,167,936
		3,299,777,000	(E)	60,386,326	3/18/20	2.25%	3 month USD-LIBOR-BBA	1,637,097
		1,232,559,000	(E)	70,609,571	3/18/25	3.00%	3 month USD-LIBOR-BBA	(1,654,131)
		128,928,000	(E)	(20,910,126)	3/18/45	3 month USD-LIBOR-BBA	3.50%	493,469
		172,520,000	(E)	(957)	12/16/17	1.835%	3 month USD-LIBOR-BBA	(452,960)
		1,184,540,000	(E)	351,849	12/16/17	1.897%	3 month USD-LIBOR-BBA	(4,196,785)
		531,362,000	(E)	(2,949)	12/16/17	1.86625%	3 month USD-LIBOR-BBA	(1,721,905)
		670,227,000	(E)	(3,720)	12/16/17	1.905%	3 month USD-LIBOR-BBA	(2,682,617)
		163,289,000	(E)	(906)	12/16/17	1.8625%	3 month USD-LIBOR-BBA	(517,063)
		1,088,010,000	(E)	(1,547,531)	12/16/17	1.882%	3 month USD-LIBOR-BBA	(5,404,527)
		571,506,000	(E)	(3,172)	12/16/17	3 month USD-LIBOR-BBA	1.80%	1,100,406
		404,219,000	(E)	(3,254)	12/16/18	2.34%	3 month USD-LIBOR-BBA	(4,831,246)
		303,165,000	(E)	(2,440)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	(3,972,689)
		169,956,000		(688)	12/19/19	1.742%	3 month USD-LIBOR-BBA	155,660
		581,461,000	(E)	(3,227)	12/16/17	3 month USD-LIBOR-BBA	1.924%	2,538,339
		101,055,000	(E)	(813)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(1,198,922)
		187,570,000	(E)	(1,510)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(394,094)
		295,909,000	(E)	(111,465)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(299,070)
		356,870,000	(E)	(3,997)	10/22/24	3 month USD-LIBOR-BBA	3.14875%	4,440,819
		356,870,000	(E)	(3,997)	10/22/24	3 month USD-LIBOR-BBA	3.145%	4,382,649
		46,518,000	(E)	(6,136,324)	3/18/45	3 month USD-LIBOR-BBA	3.40%	588,458
		32,162,000	(E)	1,447,710	3/18/25	2.90%	3 month USD-LIBOR-BBA	(144,727)
		214,144,000		(1,724)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	335,431
		169,956,000		(688)	12/19/19	1.734%	3 month USD-LIBOR-BBA	221,546
	EUR	21,923,000	(E)	147,229	3/18/17	0.50%	6 month EUR-EURIBOR-REUTERS	(19,685)
	EUR	162,670,000	(E)	(3,029,041)	3/18/20	6 month EUR-EURIBOR-REUTERS	0.75%	579,999
	EUR	27,200,000	(E)	(1,722,254)	3/18/25	6 month EUR-EURIBOR-REUTERS	1.50%	384,794
	EUR	42,113,000	(E)	(7,060,811)	3/18/35	6 month EUR-EURIBOR-REUTERS	2.25%	1,461,137
	EUR	3,000	(E)	(591)	3/18/45	6 month EUR-EURIBOR-REUTERS	2.25%	123
	EUR	267,154,000	(E)	(3,820)	10/22/24	1.75%	6 month EUR-EURIBOR-REUTERS	(7,848,929)
	EUR	267,154,000	(E)	(3,824)	10/22/24	1.757%	6 month EUR-EURIBOR-REUTERS	(7,959,168)
	GBP	318,132,000	(E)	8,869,142	3/18/17	2.00%	6 month GBP-LIBOR-BBA	(907,842)
	GBP	268,074,000	(E)	(17,517,557)	3/18/20	6 month GBP-LIBOR-BBA	2.50%	2,673,601
	GBP	253,941,000	(E)	34,354,317	3/18/25	3.00%	6 month GBP-LIBOR-BBA	(7,108,108)
	GBP	64,169,000	(E)	(18,363,719)	3/18/45	6 month GBP-LIBOR-BBA	3.25%	4,776,474
	JPY	549,269,000		(184)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	585,496
	JPY	1,075,535,000		(361)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	1,137,612
	JPY	29,832,600,000		(1,171)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	1,440,389
	JPY	6,527,300,000		(1,139)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(6,909,938)
	JPY	532,486,000		(95)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	569,151
	JPY	605,000,000		(182)	11/07/44	6 month JPY-LIBOR-BBA	1.5025%	234,896
	JPY	3,584,000,000		(1,076)	11/07/44	6 month JPY-LIBOR-BBA	1.495%	1,331,807
	JPY	18,757,000,000		(1,333)	11/07/19	0.2475%	6 month JPY-LIBOR-BBA	(259,588)
	JPY	11,075,600,000		(787)	11/07/19	0.25%	6 month JPY-LIBOR-BBA	(164,823)
	JPY	210,930,000		(62)	11/07/44	6 month JPY-LIBOR-BBA	1.4975%	79,552

	Total			$119,282,011	$(25,331,976)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$12,890,208		$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(22,006)
		53,442,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,368,650)
	Barclays Bank PLC
		4,523,530		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(529)
		2,485,772		—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(8,271)
		2,023,851		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,238)
		2,485,772		—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	8,631
		2,108,264		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,214
		1,868,688		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,840
		7,185,174		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,530)
		5,615,228		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(657)
		5,148,678		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,810
		61,245,910		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(168,541)
		9,216,959		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	31,539
		2,833,392		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	996
		2,633,968		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	9,013
		1,391,460		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,821
		1,727,931		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(202)
		22,135,266		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,782
		4,721,519		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	846
		13,687,072		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(34,851)
		16,947,326		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,958
		5,222,815		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	17,872
		706,535		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	422
		2,061,495		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	725
		2,675,001		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	523
		20,922,088		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(53,273)
		17,217,419		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	58,916
		5,776,944		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,710)
		2,990,292		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(350)
		450,295		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	839
		24,666,872		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	67,740
		91,322,240		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	32,104
		25,783,460		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,064
		3,963,755		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(464)
		12,853,805		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,504)
		9,318,756		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,091)
		80,823		—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	14
		2,314,548		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(4,425)
		31,240,230		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(79,546)
		6,880,005		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(12,489)
		4,733,768		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,131)
		2,366,606		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,565)
		2,366,606		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,565)
		4,749,974		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,148)
		12,336,919		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(13,372)
		4,750,132		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,148)
		9,626,975		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(18,403)
		5,795,646		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(11,079)
		4,536,260		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,595
		7,350,668		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(14,052)
		9,922,517		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,265)
		9,676,663		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,781
		1,388,437		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	830
		9,483,503		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,279)
		5,574,592		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,194)
		17,001,160		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	27,204
		4,218,840		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,742)
		4,574,175		—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	21,123
		40,187,759		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(70,986)
		3,610,146		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,269
	Citibank, N.A.
		2,750,414		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	967
		16,544,984		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,816
		72,081,000		—	10/3/16	1.631%	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,582,250
	EUR	134,930,000		—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(6,723,543)
	EUR	70,320,000		—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	6,160,568
	Credit Suisse International
		$9,714,486		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,415
		50,295,221		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	114,503
		2,023,851		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	711
		9,474,153		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,124)
		128,281		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(285)
		409,205		—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16
		509,488		—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(60)
		411,441		—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(48)
		2,463,323		—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,747)
		2,463,323		—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,378
		4,262,365		—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(8,649)
		17,094,639		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(32,679)
		17,395,811		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	27,836
		21,337,059		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	34,142
		28,185,765		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(53,881)
		4,574,175		—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(12,857)
		32,600,928		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(89,714)
		37,650,642		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(103,610)
		35,943,370		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(98,912)
	EUR	40,450,000		—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(1,907,152)
	EUR	134,930,000		—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(6,609,094)
	EUR	70,320,000		—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	6,006,213
	EUR	40,450,000		—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(1,910,383)
	GBP	34,210,000		—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	1,203,959
	GBP	34,210,000		—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	1,178,366
	Deutsche Bank AG
		$3,116,946		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	10,666
		9,474,153		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,124)
		312,780		—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	290
		532,150		—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	992
		53,442,000	(E)	—	6/24/24	2.415%	USA Non Revised Consumer Price Index- Urban (CPI-U)	300,077
		72,081,000		—	12/30/16	(0.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(32,220)
	Goldman Sachs International
		9,920,174		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,778
		2,108,264		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,802)
		1,868,688		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,190)
		3,291,479		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,967
		17,957,402		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(43,812)
		17,957,402		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(43,812)
		4,764,473		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,132)
		1,789,904		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,558)
		14,031,977		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(23,955)
		3,475,403		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	623
		1,184,269		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,015)
		12,272,754		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,588)
		1,106,391		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	198
		6,925,347		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,241
		1,576,055		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,861)
		2,052,733		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	5,227
		3,112,896		—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	364
		1,390,205		—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,507
		2,645,267		—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(7,264)
		18,728,130		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(51,537)
		3,547,281		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,032)
		6,526,823		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,619)
		378,627		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(724)
		536,194		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	1,140
		4,256,895		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,839)
		2,200,609		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,315
		325,042		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(828)
		867,122		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,208)
		296,146		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(754)
		12,610		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8
		4,271,659		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,552
		19,562,303		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,728)
		2,447,490		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,232)
		4,502,587		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	807
		25,489,795		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(62,189)
		17,520,095		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(48,213)
		12,377,196		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,060)
		41,637,369		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(114,581)
		41,353,757		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	66,171
	JPMorgan Chase Bank N.A.
		27,736,742		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(76,328)
		53,180,957		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(146,347)
		41,637,791		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(114,582)
		41,353,757		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	66,171

	Total			$—	$(3,452,423)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$155,838	$2,734,000	5/11/63	300 bp	$164,541
	CMBX NA BBB- Index	BBB-/P	163,473	2,648,000	5/11/63	300 bp	171,902
	CMBX NA BBB- Index	BBB-/P	79,608	1,321,000	5/11/63	300 bp	83,813
	CMBX NA BBB- Index	BBB-/P	39,713	581,000	5/11/63	300 bp	41,563
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	411,737	3,714,000	5/11/63	300 bp	423,561
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	(41,612)	9,766,000	5/11/63	300 bp	(10,524)
	CMBX NA BBB- Index	BBB-/P	(4,134)	6,317,000	5/11/63	300 bp	15,975
	CMBX NA BBB- Index	BBB-/P	254,058	6,191,000	5/11/63	300 bp	273,766
	CMBX NA BBB- Index	BBB-/P	306,092	3,994,000	5/11/63	300 bp	318,806
	CMBX NA BBB- Index	BBB-/P	10,839	3,317,000	5/11/63	300 bp	21,398
	CMBX NA BBB- Index	BBB-/P	7,592	3,317,000	5/11/63	300 bp	18,151
	CMBX NA BBB- Index	BBB-/P	98,311	3,231,000	5/11/63	300 bp	108,597
	CMBX NA BBB- Index	BBB-/P	56,804	3,224,000	5/11/63	300 bp	67,067
	CMBX NA BBB- Index	BBB-/P	249,546	3,223,000	5/11/63	300 bp	259,806
	CMBX NA BBB- Index	BBB-/P	211,953	3,222,000	5/11/63	300 bp	222,210
	CMBX NA BBB- Index	BBB-/P	361,220	3,197,000	5/11/63	300 bp	371,397
	CMBX NA BBB- Index	BBB-/P	254,058	3,184,000	5/11/63	300 bp	264,193
	CMBX NA BBB- Index	BBB-/P	47,813	3,112,000	5/11/63	300 bp	57,720
	CMBX NA BBB- Index	BBB-/P	32,415	2,792,000	5/11/63	300 bp	41,303
	CMBX NA BBB- Index	BBB-/P	199,232	2,735,000	5/11/63	300 bp	207,938
	CMBX NA BBB- Index	BBB-/P	202,017	2,538,000	5/11/63	300 bp	210,096
	CMBX NA BBB- Index	BBB-/P	5,303	2,313,000	5/11/63	300 bp	12,666
	CMBX NA BBB- Index	BBB-/P	4,148	910,000	5/11/63	300 bp	7,045
	CMBX NA BB Index	—	(18,808)	2,062,000	5/11/63	(500 bp)	(27,824)
	CMBX NA BB Index	—	(16,309)	2,124,000	5/11/63	(500 bp)	(25,595)
	CMBX NA BB Index	—	(20,347)	2,124,000	5/11/63	(500 bp)	(29,634)
	CMBX NA BB Index	—	45,373	2,269,000	5/11/63	(500 bp)	35,453
	CMBX NA BB Index	—	(62,472)	3,577,000	5/11/63	(500 bp)	(78,111)
	CMBX NA BB Index	—	117,458	4,448,000	5/11/63	(500 bp)	98,010
	CMBX NA BB Index	—	70,182	4,538,000	5/11/63	(500 bp)	50,341
	CMBX NA BB Index	—	47,646	4,609,000	5/11/63	(500 bp)	27,494
	CMBX NA BB Index	—	(32,354)	6,193,000	5/11/63	(500 bp)	(59,432)
	CMBX NA BB Index	—	(70,192)	3,619,000	5/11/63	(500 bp)	(86,015)
	CMBX NA BBB- Index	BBB-/P	379,119	15,496,000	5/11/63	300 bp	428,448
	CMBX NA BBB- Index	BBB-/P	(149,916)	9,943,000	5/11/63	300 bp	(118,264)
	CMBX NA BBB- Index	BBB-/P	(122,400)	9,933,000	5/11/63	300 bp	(90,780)
	CMBX NA BBB- Index	BBB-/P	13,053	9,833,000	5/11/63	300 bp	44,355
	CMBX NA BBB- Index	BBB-/P	(180,631)	9,330,000	5/11/63	300 bp	(150,930)
	CMBX NA BBB- Index	BBB-/P	165,144	8,748,000	5/11/63	300 bp	192,992
	CMBX NA BBB- Index	BBB-/P	189,437	8,748,000	5/11/63	300 bp	217,285
	CMBX NA BBB- Index	BBB-/P	31,871	6,882,000	5/11/63	300 bp	53,779
	CMBX NA BBB- Index	BBB-/P	(68,197)	6,789,000	5/11/63	300 bp	(46,586)
	CMBX NA BBB- Index	BBB-/P	25,488	5,501,000	5/11/63	300 bp	42,999
	CMBX NA BBB- Index	BBB-/P	3,103	4,661,000	5/11/63	300 bp	17,940
	CMBX NA BBB- Index	BBB-/P	(42,822)	4,574,000	5/11/63	300 bp	(28,261)
	CMBX NA BBB- Index	BBB-/P	(82,613)	4,573,000	5/11/63	300 bp	(68,056)
	CMBX NA BBB- Index	BBB-/P	27,592	4,546,000	5/11/63	300 bp	42,064
	CMBX NA BBB- Index	BBB-/P	(45,511)	4,543,000	5/11/63	300 bp	(31,049)
	CMBX NA BBB- Index	BBB-/P	53,934	4,526,000	5/11/63	300 bp	68,342
	CMBX NA BBB- Index	BBB-/P	44,995	4,526,000	5/11/63	300 bp	59,403
	CMBX NA BBB- Index	BBB-/P	(15,070)	4,518,000	5/11/63	300 bp	(687)
	CMBX NA BBB- Index	BBB-/P	(15,079)	4,511,000	5/11/63	300 bp	(719)
	CMBX NA BBB- Index	BBB-/P	(37,666)	4,501,000	5/11/63	300 bp	(23,337)
	CMBX NA BBB- Index	BBB-/P	12,026	4,458,000	5/11/63	300 bp	26,217
	CMBX NA BBB- Index	BBB-/P	3,088	4,449,000	5/11/63	300 bp	17,251
	CMBX NA BBB- Index	BBB-/P	15,409	4,449,000	5/11/63	300 bp	29,571
	CMBX NA BBB- Index	BBB-/P	97,963	4,117,000	5/11/63	300 bp	111,069
	CMBX NA BBB- Index	BBB-/P	149,128	3,116,000	5/11/63	300 bp	159,047
	CMBX NA BBB- Index	BBB-/P	(23,586)	2,473,000	5/11/63	300 bp	(15,714)
	CMBX NA BBB- Index	BBB-/P	(13,592)	2,255,000	5/11/63	300 bp	(6,413)
	CMBX NA BBB- Index	BBB-/P	166,893	1,918,000	5/11/63	300 bp	172,998
	CMBX NA BBB- Index	BBB-/P	122,967	1,424,000	5/11/63	300 bp	127,500
	CMBX NA BBB- Index	BBB-/P	(3,788)	1,119,000	5/11/63	300 bp	(225)
	CMBX NA BBB- Index	—	(116,674)	2,486,000	1/17/47	(300 bp)	(88,541)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(61,471)	8,888,000	5/11/63	300 bp	(33,177)
	CMBX NA BBB- Index	BBB-/P	2,373	910,000	5/11/63	300 bp	5,270
	CMBX NA BBB- Index	BBB-/P	28,746	1,066,000	1/17/47	300 bp	16,682
	CMBX NA BB Index	—	(19,697)	2,051,000	5/11/63	(500 bp)	(28,665)
	CMBX NA BB Index	—	51,305	2,269,000	5/11/63	(500 bp)	41,385
	CMBX NA BB Index	—	(47,676)	4,496,000	5/11/63	(500 bp)	(67,334)
	CMBX NA BBB- Index	BBB-/P	27,342	4,583,000	5/11/63	300 bp	41,931
	CMBX NA BBB- Index	BBB-/P	(76,199)	4,573,000	5/11/63	300 bp	(61,641)
	CMBX NA BBB- Index	BBB-/P	(42,500)	4,542,000	5/11/63	300 bp	(28,041)
	CMBX NA BBB- Index	BBB-/P	(45,552)	4,542,000	5/11/63	300 bp	(31,094)
	CMBX NA BBB- Index	BBB-/P	(45,552)	4,542,000	5/11/63	300 bp	(31,094)
	CMBX NA BBB- Index	BBB-/P	(18,102)	4,511,000	5/11/63	300 bp	(3,742)
	CMBX NA BBB- Index	BBB-/P	(36,152)	4,501,000	5/11/63	300 bp	(21,824)
	CMBX NA BBB- Index	BBB-/P	49,691	4,350,000	5/11/63	300 bp	63,539
	CMBX NA BBB- Index	BBB-/P	(26,976)	2,473,000	5/11/63	300 bp	(19,104)
	CMBX NA BBB- Index	BBB-/P	(398)	149,000	5/11/63	300 bp	76

	Total		$3,489,048	$4,242,542

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,368,658,419.
(b)	The aggregate identified cost on a tax basis is $7,643,740,777, resulting in gross unrealized appreciation and depreciation of $199,998,139 and $310,072,474, respectively, or net unrealized depreciation of $110,074,335.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$136,395,081	$117,941,104	$236,166,855	$2,842	$18,169,330
	Putnam Short Term Investment Fund*	291,451,598	691,316,116	686,939,060	47,199	295,828,654
	Totals	$427,846,679	$809,257,220	$923,105,915	$50,041	$313,997,984
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $602,632, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	WR Grace & Co.	$602,632
	Totals	$602,632
	At the close of the reporting period, the fund maintained liquid assets totaling $2,784,923,023 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	84.5%
	Argentina	2.8
	Greece	2.6
	Russia	1.4
	Canada	1.2
	Venezuela	1.2
	Luxembourg	1.1
	United Kingdom	0.8
	Indonesia	0.5
	Brazil	0.5
	Other	3.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $30,417,369 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $45,143,847 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $45,749,573 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,150,581	$—
Corporate bonds and notes	—	2,080,250,860	51
Foreign government and agency bonds and notes	—	522,828,665	—
Mortgage-backed securities	—	2,943,105,696	—
Purchased options outstanding	—	3,360,060	—
Purchased swap options outstanding	—	48,614,949	—
Senior loans	—	150,997,948	—
U.S. government and agency mortgage obligations	—	1,158,101,666	—
U.S. treasury obligations	—	5,442,675	—
Short-term investments	323,967,984	295,845,307	—

Totals by level	$323,967,984	$7,209,698,407	$51

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$48,999,443	$—
Futures contracts	(5,413,834)	—	—
Written options outstanding	—	(2,408,916)	—
Written swap options outstanding	—	(86,572,863)	—
TBA sale commitments	—	(260,556,799)	—
Interest rate swap contracts	—	(143,157,031)	—
Total return swap contracts	—	(3,452,423)	—
Credit default contracts	—	753,494	—

Totals by level	$(5,413,834)	$(446,395,095)	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$959,594	$206,100
Foreign exchange contracts	86,925,338	37,925,895
Interest rate contracts	205,124,046	394,154,104

Total	$293,008,978	$432,286,099

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$1,175,500,000
Purchased swap option contracts (contract amount)		$8,316,300,000
Written TBA commitment option contracts (contract amount)		$2,313,000,000
Written swap option contracts (contract amount)		$4,693,000,000
Futures contracts (number of contracts)		11,000
Forward currency contracts (contract amount)		$7,236,200,000
OTC interest rate swap contracts (notional)		$1,924,300,000
Centrally cleared interest rate swap contracts (notional)		$18,727,200,000
OTC total return swap contracts (notional)		$2,390,400,000
OTC credit default contracts (notional)		$325,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Futures, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$–	$–	$–	$9,321,470	$5,306,099	$3,181,956	$8,158,629	$–	$3,458,366	$–	$–	$–	$–	$–	$29,426,520
	Centrally cleared interest rate swap contracts§	–	–	2,996,744	–	–	–	–	–	–	–	–	–	–	–	2,996,744
	OTC Total return swap contracts*#	–	328,471	–	7,749,601	8,575,539	312,025	84,898	–	66,171	–	–	–	–	–	17,116,705
	OTC Credit default contracts*#	23,187	11,824	–	–	769,988	–	154,595	–	–	–	–	–	–	–	959,594
	Futures contracts§	–	–	–	–	–	–	–	–	–	7,277	–	–	–	–	7,277
	Forward currency contracts#	2,618,672	7,410,431	–	9,685,567	4,916,851	7,550,093	6,129,349	4,340,921	11,769,076	–	6,859,612	15,605,017	5,969,019	4,070,730	86,925,338
	Purchased swap options#	11,152,977	6,049,696	–	13,579,488	13,266,712	–	4,566,076	–	–	–	–	–	–	–	48,614,949
	Purchased options#	–	–	–	–	–	–	–	–	3,360,060	–	–	–	–	–	3,360,060

	Total Assets	$13,794,836	$13,800,422	$2,996,744	$40,336,126	$32,835,189	$11,044,074	$19,093,547	$4,340,921	$18,653,673	$7,277	$6,859,612	$15,605,017	$5,969,019	$4,070,730	$189,407,187

	Liabilities:
	OTC Interest rate swap contracts*#	$–	$–	$–	$5,136,101	$453,226	$17,509,386	$1,778,433	$–	$3,092,418	$–	$–	$–	$–	$–	$27,969,564
	Centrally cleared interest rate swap contracts§	–	–	5,741,523	–	–	–	–	–	–	–	–	–	–	–	5,741,523
	OTC Total return swap contracts*#	1,390,656	610,600	–	6,723,543	10,857,195	56,344	593,533	–	337,257	–	–	–	–	–	20,569,128
	OTC Credit default contracts*#	–	–	–	–	155,490	–	50,610	–	–	–	–	–	–	–	206,100
	Futures contracts§	–	–	–	–	–	–	–	–	–	399,980	–	–	–	–	399,980
	Forward currency contracts#	315,109	3,681,377	–	4,612,647	2,058,246	3,056,887	343,577	602,655	5,781,698	–	516,328	14,136,810	1,924,280	896,281	37,925,895
	Written swap options#	13,265,757	6,633,438	–	11,780,443	7,325,353	–	6,145,870	–	41,422,002	–	–	–	–	–	86,572,863
	Written options#	–	–	–	–	–	–	–	–	2,408,916	–	–	–	–	–	2,408,916

	Total Liabilities	$14,971,522	$10,925,415	$5,741,523	$28,252,734	$20,849,510	$20,622,617	$8,912,023	$602,655	$53,042,291	$399,980	$516,328	$14,136,810	$1,924,280	$896,281	$181,793,969

	Total Financial and Derivative Net Assets	$(1,176,686)	$2,875,007	$(2,744,779)	$12,083,392	$11,985,679	$(9,578,543)	$10,181,524	$3,738,266	$(34,388,618)	$(392,703)	$6,343,284	$1,468,207	$4,044,739	$3,174,449	$7,613,218
	Total collateral received (pledged)##†	$(1,176,686)	$2,046,019	$–	$9,970,000	$10,651,986	$(9,578,543)	$9,885,454	$3,396,656	$(34,039,000)	$–	$5,952,287	$–	$3,927,642	$–
	Net amount	$–	$828,988	$(2,744,779)	$2,113,392	$1,333,693	$–	$296,070	$341,610	$(349,618)	$(392,703)	$390,997	$1,468,207	$117,097	$3,174,449

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015